UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 through June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

6.30.2017

Guggenheim Funds Semi-Annual Report

Guggenheim Alternative Fund
Guggenheim Multi-Hedge Strategies Fund
Rydex Commodities Fund
Rydex Commodities Strategy Fund

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
ALTERNATIVE FUND
MULTI-HEDGE STRATEGIES FUND	8
COMMODITIES FUND
COMMODITIES STRATEGY FUND	43
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	53
OTHER INFORMATION	76
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	80
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	86

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2017

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for funds (the “Funds”) that are part of the Rydex Series Funds. This report covers performance of the Funds for the semi-annual period ended June 30, 2017.

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
July 31, 2017

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2017

First-quarter real gross domestic product (“GDP”) growth came in weak relative to the third and fourth quarters of 2016, at only 1.4% quarter over quarter annualized, consistent with the historical pattern of soft first-quarter data. Tracking estimates point to a rebound in second-quarter growth. There have been concerns about consumer health amid weakness in retail and autos, but we maintain that these are experiencing sector-specific problems. Household balance sheets and consumer spending appear solid overall.

The unemployment rate continues to decline to levels not seen since 2001, despite muted economic growth. As of June 2017, the unemployment rate stood at 4.3%, below what the U.S. Federal Reserve (the “Fed”) forecasted as recently as March to be the cycle low, and we expect it will fall to 3.8% or lower next year. While a tightening labor market has not done much to lift wage growth or inflation in the current cycle, Fed Chair Janet Yellen and many of her colleagues still see a tighter labor market as a reason to continue to remove accommodation.

In June the Fed delivered its fourth rate hike since the financial crisis, raising the fed funds rate target range to 1.00–1.25%. It proceeded with the rate hike despite three consecutive months of soft inflation readings. The statement noted that the Fed continues to expect inflation on a 12-month basis to stabilize around the 2% objective over the medium term. This suggests the Fed views recent weakness as transient. As long as the unemployment rate continues to decline, we believe the Fed will feel compelled to continue hiking to stay ahead of potential inflationary pressures, given the lags associated with monetary policy effects.

Median Federal Open Market Committee (“FOMC”) projections suggest one additional rate increase in 2017, three in 2018, and three more in 2019. These are not conditioned on expectations for fiscal stimulus, though they do incorporate an expectation that the natural rate of interest will rise somewhat over time, but perhaps not as much as the Fed currently projects. We expect that the Fed will forego a rate hike in September in order to launch the tapering of portfolio reinvestments, but the Fed will pick it up again in December, contingent on steady economic data and supportive financial conditions. Weak oil prices over the second quarter of 2017 should once again boost headline inflation readings in 2018 due to base effects, which, when combined with steady economic growth and falling unemployment, could prompt the Fed to raise rates three or possibly four times in 2018.

On its own, the start of Fed balance sheet normalization should not lead to a notable increase in market volatility. The Fed has signaled its intentions well in advance, giving markets time to prepare, and pay-downs will ramp up only gradually over the course of a year.

Still, volatility across a range of markets is abnormally low, and asset valuations appear stretched. Markets shrugged off worrisome developments during the second quarter, including declining oil prices, a lack of progress on fiscal legislation in Washington, D.C., and rising geopolitical risks. A near-term pullback in risk assets is possible in the third or fourth quarters, with low volatility and tight spreads making credit markets particularly vulnerable during what is already a seasonally weak period for risk assets. Moves toward a less accommodative stance by the European Central Bank, the Bank of Japan, and/or the Bank of England may be a catalyst for instability.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2017

For the six-month period ended June 30, 2017, the Standard & Poor’s 500® (“S&P 500®”)* Index returned 9.34%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 13.81%. The return of the MSCI Emerging Markets Index* was 18.43%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 2.27% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 4.93%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.31% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2016 and ending June 30, 2017.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Consolidated Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2016	Ending Account Value June 30, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Multi-Hedge Strategies Fund
A-Class	2.33%	0.12%	$ 1,000.00	$ 1,001.20	$ 11.56
C-Class	3.09%	(0.23%)	1,000.00	997.70	15.31
P-Class	2.32%	0.12%	1,000.00	1,001.20	11.51
Institutional Class	2.08%	0.24%	1,000.00	1,002.40	10.33
Commodities Strategy Fund
A-Class	1.64%	(10.35%)	1,000.00	896.50	7.71
C-Class	2.38%	(10.75%)	1,000.00	892.50	11.17
H-Class	1.66%	(10.38%)	1,000.00	896.20	7.80

Table 2. Based on hypothetical 5% return (before expenses)
Multi-Hedge Strategies Fund
A-Class	2.33%	5.00%	$ 1,000.00	$ 1,013.24	$ 11.63
C-Class	3.09%	5.00%	1,000.00	1,009.47	15.40
P-Class	2.32%	5.00%	1,000.00	1,013.29	11.58
Institutional Class	2.08%	5.00%	1,000.00	1,014.48	10.39
Commodities Strategy Fund
A-Class	1.64%	5.00%	1,000.00	1,016.66	8.20
C-Class	2.38%	5.00%	1,000.00	1,012.99	11.88
H-Class	1.66%	5.00%	1,000.00	1,016.56	8.30

[1]
Annualized and excludes expenses of the underlying funds in which the Funds invest. This ratio represents net expenses which include interest and dividend expenses related to securities sold short. Excluding short interest and dividend expenses, the net expense ratio of the Multi-Hedge Strategies Fund would be 1.43%, 2.18%, 1.43% and 1.18% for the A-Class, C-Class, P-Class and Institutional Class, respectively.

[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period December 31, 2016 to June 30, 2017.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

MULTI-HEDGE STRATEGIES FUND

OBJECTIVE: Seeks to provide long-term capital appreciation with less risk than traditional equity funds.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(continued)	June 30, 2017

Inception Dates:
A-Class	September 19, 2005
C-Class	September 19, 2005
P-Class	September 19, 2005
Institutional Class	May 3, 2010

Ten Largest Holdings (% of Total Net Assets)
NXP Semiconductor N.V.	2.1%
Cabela’s, Inc.	2.1%
VCA, Inc.	1.8%
Mobileye N.V.	1.5%
Alere, Inc.	1.4%
Brocade Communications Systems, Inc.	1.4%
Fortress Investment Group, LLC — Class A	1.1%
Time Warner, Inc.	1.0%
Rice Energy, Inc.	1.0%
Monsanto Co.	0.8%
Top Ten Total	14.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	June 30, 2017

Average Annual Returns*
Periods Ended June 30, 2017

	6 month†	1 Year	5 Year	10 Year
A-Class Shares	0.12%	0.69%	1.69%	(0.68%)
A-Class Shares with sales charge‡	(4.63%)	(4.11%)	0.70%	(1.16%)
C-Class Shares	(0.23%)	(0.06%)	0.94%	(1.42%)
C-Class Shares with CDSC§	(1.22%)	(1.06%)	0.94%	(1.42%)
P-Class Shares	0.12%	0.69%	1.69%	(0.68%)
HFRX Global Hedge Fund Index	2.56%	6.00%	1.91%	(0.95%)
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

	6 month†	1 Year	5 Year	Since Inception (05/03/10)
Institutional Class Shares	0.24%	0.93%	1.94%	2.72%
HFRX Global Hedge Fund Index	2.56%	6.00%	1.91%	0.58%
S&P 500 Index	9.34%	17.90%	14.63%	12.66%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The HFRX Global Hedge Fund Index and the S&P 500 Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

COMMON STOCKS† - 52.5%

Consumer, Non-cyclical – 11.9%
VCA, Inc.*,1	16,040	$1,480,651
Alere, Inc.*,1	22,151	1,111,758
SciClone Pharmaceuticals, Inc.*,1	59,194	651,134
VWR Corp.*	18,893	623,658
Reynolds American, Inc.[1]	9,137	594,269
Albany Molecular Research, Inc.*,1	26,798	581,518
Akorn, Inc.*,1	11,540	387,052
PAREXEL International Corp.*	3,610	313,745
CR Bard, Inc.[1]	871	275,332
MoneyGram International, Inc.*,1	15,763	271,912
Amgen, Inc.[1]	654	112,639
AbbVie, Inc.[1]	1,537	111,448
ManpowerGroup, Inc.[1]	993	110,868
United Rentals, Inc.*,1	970	109,329
Tyson Foods, Inc. — Class A1	1,702	106,597
Johnson & Johnson[1]	804	106,361
CoreLogic, Inc.*,1	2,436	105,674
Baxter International, Inc.[1]	1,726	104,492
Teleflex, Inc.[1]	496	103,049
Procter & Gamble Co.[1]	1,182	103,011
Archer-Daniels-Midland Co.[1]	2,483	102,747
Biogen, Inc.*,1	378	102,574
Quest Diagnostics, Inc.[1]	922	102,489
Cooper Cos., Inc.[1]	426	101,993
Danaher Corp.[1]	1,206	101,774
Ingredion, Inc.[1]	851	101,449
Euronet Worldwide, Inc.*,1	1,135	99,165
Graham Holdings Co. — Class B1	165	98,942
Bunge Ltd.[1]	1,301	97,055
Bio-Rad Laboratories, Inc. — Class A*,1	426	96,408
JM Smucker Co.[1]	804	95,137
Quanta Services, Inc.*,1	2,861	94,184
Molson Coors Brewing Co. — Class B1	1,088	93,938
Spectrum Brands Holdings, Inc.[1]	733	91,655
WellCare Health Plans, Inc.*,1	496	89,062
United Therapeutics Corp.*,1	662	85,881
KAR Auction Services, Inc.[1]	1,986	83,352
DaVita, Inc.*,1	1,277	82,699
Pinnacle Foods, Inc.[1]	1,253	74,428
Gilead Sciences, Inc.[1]	1,017	71,983
Universal Health Services, Inc. — Class B1	544	66,412
Charles River Laboratories International, Inc.*,1	591	59,780
Post Holdings, Inc.*,1	757	58,781
Pfizer, Inc.[1]	1,655	55,591
Laboratory Corp. of America Holdings*,1	331	51,020
Anthem, Inc.[1]	236	44,399
AMERCO[1]	118	43,195
MEDNAX, Inc.*,1	331	19,982
Conagra Brands, Inc.[1]	449	16,056
Dr Pepper Snapple Group, Inc.[1]	165	15,033
Total System Services, Inc.[1]	213	12,407
Merck & Co., Inc.[1]	189	12,113
Hill-Rom Holdings, Inc.[1]	23	1,831
Total Consumer, Non-cyclical		9,688,012

Financial - 9.6%
Fortress Investment Group, LLC — Class A1	111,623	891,895
KCG Holdings, Inc. — Class A*,1	17,098	340,935

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

First South Bancorp, Inc.[1]	16,433	$271,800
Xenith Bankshares, Inc.*,1	6,914	214,749
OneBeacon Insurance Group Ltd. — Class A1	11,234	204,797
Park Sterling Corp.[1]	10,532	125,120
Pacific Continental Corp.[1]	4,638	118,501
Hartford Financial Services Group, Inc.[1]	2,209	116,127
Popular, Inc.[1]	2,767	115,412
Navient Corp.[1]	6,882	114,586
Southwest Bancorp, Inc.[1]	4,420	112,931
E*TRADE Financial Corp.*,1	2,956	112,417
Citigroup, Inc.[1]	1,679	112,292
Fifth Third Bancorp[1]	4,304	111,732
Assured Guaranty Ltd.[1]	2,672	111,529
Omega Healthcare Investors, Inc.[1]	3,358	110,880
State Street Corp.[1]	1,230	110,368
CNA Financial Corp.[1]	2,246	109,493
Jones Lang LaSalle, Inc.[1]	875	109,375
Morgan Stanley[1]	2,436	108,548
Regions Financial Corp.[1]	7,401	108,351
Columbia Property Trust, Inc.[1]	4,824	107,960
Host Hotels & Resorts, Inc.[1]	5,864	107,134
Associated Banc-Corp.[1]	4,186	105,487
Rayonier, Inc.[1]	3,666	105,471
Hospitality Properties Trust[1]	3,618	105,465
Ameriprise Financial, Inc.[1]	828	105,396
Prudential Financial, Inc.[1]	970	104,896
Legg Mason, Inc.[1]	2,743	104,673
Colony NorthStar, Inc. — Class A1	7,425	104,618
Equity Commonwealth*,1	3,310	104,596
Apple Hospitality REIT, Inc.[1]	5,581	104,421
Chimera Investment Corp.[1]	5,599	104,309
Citizens Financial Group, Inc.[1]	2,909	103,793
American Homes 4 Rent REIT — Class A1	4,588	103,551
American Financial Group, Inc.[1]	1,041	103,444
Air Lease Corp. — Class A1	2,767	103,375
Reinsurance Group of America, Inc. — Class A1	804	103,226
Piedmont Office Realty Trust, Inc. — Class A1	4,895	103,187
RenaissanceRe Holdings Ltd.[1]	733	101,924
Gaming and Leisure Properties, Inc.[1]	2,696	101,558
Liberty Property Trust[1]	2,483	101,083
Camden Property Trust[1]	1,182	101,073
Senior Housing Properties Trust[1]	4,919	100,544
Goldman Sachs Group, Inc.[1]	449	99,633
PNC Financial Services Group, Inc.[1]	780	97,399
Everest Re Group Ltd.[1]	378	96,235
Brandywine Realty Trust[1]	5,320	93,260
Lincoln National Corp.[1]	1,348	91,098
Old Republic International Corp.[1]	4,634	90,502
Prologis, Inc.[1]	1,537	90,130
JPMorgan Chase & Co.[1]	922	84,271
Validus Holdings Ltd.[1]	1,560	81,073
Principal Financial Group, Inc.[1]	1,206	77,268
Genworth Financial, Inc. — Class A*,1	19,752	74,465
Ally Financial, Inc.[1]	3,097	64,727
Berkshire Hathaway, Inc. — Class B*,1	378	64,022

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Capital One Financial Corp.[1]	733	$60,560
Bank of New York Mellon Corp.[1]	1,064	54,285
SunTrust Banks, Inc.[1]	899	50,991
Zions Bancorporation[1]	1,135	49,838
Paragon Commercial Corp.*,1	900	47,223
Fidelity & Guaranty Life[1]	1,517	47,103
Bank of America Corp.[1]	1,466	35,565
Corporate Office Properties Trust[1]	993	34,785
Lazard Ltd. — Class A1	686	31,782
LPL Financial Holdings, Inc.[1]	591	25,094
Two Harbors Investment Corp.[1]	2,341	23,199
CIT Group, Inc.[1,2]	449	21,866
Northern Trust Corp.[1]	213	20,706
Annaly Capital Management, Inc.[1]	1,632	19,666
Kilroy Realty Corp.[1]	236	17,735
Empire State Realty Trust, Inc. — Class A1	378	7,851
CoreCivic, Inc.[1]	284	7,833
Total Financial		7,783,187

Consumer, Cyclical - 9.0%
Cabela’s, Inc.*,1	28,125	1,671,187
Mobileye N.V.*	19,834	1,245,576
Staples, Inc.	60,856	612,819
West Marine, Inc.	33,858	435,075
Kate Spade & Co.*	17,975	332,358
Nu Skin Enterprises, Inc. — Class A1	1,963	123,355
PVH Corp.[1]	970	111,065
Extended Stay America, Inc.[1]	5,652	109,423
Penske Automotive Group, Inc.[1]	2,483	109,029
International Game Technology plc[1]	5,841	106,890
Kohl’s Corp.[1]	2,743	106,072
Whirlpool Corp.[1]	544	104,241
Carnival Corp.[1]	1,585	103,929
Dick’s Sporting Goods, Inc.[1]	2,578	102,682
Gap, Inc.[1]	4,659	102,451
MGM Resorts International[1]	3,239	101,348
Best Buy Co., Inc.[1]	1,726	98,952
Royal Caribbean Cruises Ltd.[1]	899	98,198
Lear Corp.[1]	686	97,467
Wal-Mart Stores, Inc.[1]	1,277	96,643
Dolby Laboratories, Inc. — Class A1	1,939	94,933
Ford Motor Co.[1]	8,465	94,723
Copa Holdings S.A. — Class A1	804	94,069
Liberty Interactive Corporation QVC Group — Class A*,1	3,712	91,092
Coach, Inc.[1]	1,915	90,656
Foot Locker, Inc.[1]	1,797	88,556
General Motors Co.[1]	2,483	86,731
Bed Bath & Beyond, Inc.[1]	2,648	80,499
Allison Transmission Holdings, Inc.[1]	2,081	78,058
Michael Kors Holdings Ltd.*,1	2,152	78,010
Target Corp.[1]	1,324	69,232
WESCO International, Inc.*,1	1,111	63,660
Darden Restaurants, Inc.[1]	662	59,871
Mohawk Industries, Inc.*,1	236	57,039
GameStop Corp. — Class A1	2,365	51,108
CalAtlantic Group, Inc.[1]	1,206	42,632
Urban Outfitters, Inc.*,1	2,246	41,641
PACCAR, Inc.[1]	567	37,445
United Continental Holdings, Inc.*,1	473	35,593
Spirit Airlines, Inc.*,1	591	30,525
Walgreens Boots Alliance, Inc.[1]	378	29,601

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Dillard’s, Inc. — Class A1	284	$16,384
Macy’s, Inc.[1]	663	15,408
Copart, Inc.*,1	378	12,017
Goodyear Tire & Rubber Co.[1]	94	3,286
AutoNation, Inc.*,1	48	2,024
Total Consumer, Cyclical		7,313,553

Technology - 7.7%
NXP Semiconductor N.V.*	15,457	1,691,778
Brocade Communications Systems, Inc.[1]	87,805	1,107,220
Xcerra Corp.*,1	37,417	365,564
Lattice Semiconductor Corp.*,1	50,078	333,519
Dell Technologies Incorporated Class V — Class V*,1	5,216	318,750
ARI Network Services, Inc.*,1	44,958	316,954
NeuStar, Inc. — Class A*,1	4,595	153,243
Oracle Corp.[1]	2,270	113,817
CA, Inc.[1]	3,263	112,476
Black Knight Financial Services, Inc. — Class A*,1	2,625	107,494
Fidelity National Information Services, Inc.[1]	1,182	100,943
Amdocs Ltd.[1]	1,560	100,558
Synopsys, Inc.*,1	1,372	100,060
Citrix Systems, Inc.*,1	1,253	99,714
Microsoft Corp.[1]	1,443	99,466
Activision Blizzard, Inc.[1]	1,726	99,366
Cadence Design Systems, Inc.*,1	2,956	98,996
Intel Corp.[1]	2,838	95,754
Leidos Holdings, Inc.[1]	1,844	95,316
Applied Materials, Inc.[1]	2,223	91,832
ON Semiconductor Corp.*,1	6,503	91,302
International Business Machines Corp.[1]	567	87,222
Lam Research Corp.[1]	615	86,979
Apple, Inc.[1]	567	81,659
DST Systems, Inc.[1]	1,182	72,929
DXC Technology Co.[1]	780	59,842
Akamai Technologies, Inc.*,1	1,041	51,852
SS&C Technologies Holdings, Inc.[1]	1,253	48,128
Xerox Corp.[1]	1,324	38,039
Teradyne, Inc.[1]	875	26,276
HP, Inc.[1]	1,489	26,028
Hewlett Packard Enterprise Co.[1]	993	16,474
Nuance Communications, Inc.*,1	165	2,873
Total Technology		6,292,423

Communications - 4.2%
Time Warner, Inc.[1]	8,085	811,816
West Corp.[1,2]	27,515	641,650
Level 3 Communications, Inc.*,1	6,121	362,975
Tribune Media Co. — Class A1	4,621	188,399
General Communication, Inc. — Class A*,1	4,056	148,612
Lumos Networks Corp.*,1	7,594	135,705
eBay, Inc.*,1	2,932	102,385
Telephone & Data Systems, Inc.[1]	3,595	99,761
Cisco Systems, Inc.[1]	3,168	99,158
Comcast Corp. — Class A1	2,483	96,638
Scripps Networks Interactive, Inc. — Class A1	1,348	92,082
Symantec Corp.[1]	3,075	86,869
Juniper Networks, Inc.[1]	2,956	82,413
TEGNA, Inc.[1]	5,675	81,777

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

T-Mobile US, Inc.*,1	922	$55,892
Liberty Broadband Corp. — Class C*,1	615	53,351
Liberty Media Corporation-Liberty SiriusXM — Class A*,1	1,253	52,601
Liberty Media Corporation-Liberty SiriusXM — Class C*,1	1,253	52,250
John Wiley & Sons, Inc. — Class A1	851	44,890
Alphabet, Inc. — Class A*,1	48	44,625
Alphabet, Inc. — Class C*,1	48	43,619
Liberty Ventures*,1	115	6,013
Total Communications		3,383,481

Industrial – 3.7%
Trinity Industries, Inc.[1]	4,020	112,681
Oshkosh Corp.[1]	1,585	109,175
Owens Corning[1]	1,631	109,148
WestRock Co.[1]	1,915	108,505
FedEx Corp.[1]	497	108,013
Arrow Electronics, Inc.*,1	1,372	107,592
Cummins, Inc.[1]	662	107,389
Corning, Inc.[1]	3,547	106,587
Spirit AeroSystems Holdings, Inc. — Class A1	1,821	105,509
Timken Co.[1]	2,270	104,988
Eaton Corp. plc[1]	1,348	104,915
Waste Management, Inc.[1]	1,419	104,084
Ingersoll-Rand plc[1]	1,135	103,728
Textron, Inc.[1]	2,200	103,620
Norfolk Southern Corp.[1]	851	103,567
Stanley Black & Decker, Inc.[1]	733	103,156
L3 Technologies, Inc.[1]	615	102,754
Republic Services, Inc. — Class A1	1,608	102,478
Regal Beloit Corp.[1]	1,253	102,182
Sonoco Products Co.[1]	1,963	100,937
Ryder System, Inc.[1]	1,372	98,757
Jabil, Inc.[1]	3,287	95,948
Carlisle Companies, Inc.[1]	993	94,732
Huntington Ingalls Industries, Inc.[1]	496	92,335
Colfax Corp.*,1	2,057	80,984
USG Corp.*,1	2,507	72,753
Garmin Ltd.[1]	1,372	70,013
AGCO Corp.[1]	922	62,134
Packaging Corporation of America[1]	473	52,687
Deere & Co.[1]	378	46,717
Kirby Corp.*,1	686	45,859
AECOM*,1	1,017	32,880
Terex Corp.[1]	686	25,725
Jacobs Engineering Group, Inc.[1]	378	20,559
Energizer Holdings, Inc.[1]	307	14,742
PerkinElmer, Inc.[1]	165	11,243
Boeing Co.[1]	48	9,492
Total Industrial		3,038,568

Energy - 2.5%
Rice Energy, Inc.*,1	29,314	780,633
ONEOK Partners, LP1	2,732	139,523
TerraForm Global, Inc. — Class A*,1	27,467	138,708
Valero Energy Corp.[1]	1,655	111,646
Williams Companies, Inc.[1]	3,618	109,553
Kinder Morgan, Inc.[1]	5,533	106,012
Marathon Petroleum Corp.[1]	1,963	102,724
Transocean Ltd.*,1	11,587	95,361
Chevron Corp.[1]	851	88,785
Dril-Quip, Inc.*,1	1,088	53,094
Rowan Companies plc — Class A*,1	5,084	52,060
CONSOL Energy, Inc.*,1	3,027	45,223
Antero Resources Corp.*,1	1,679	36,283

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Patterson-UTI Energy, Inc.[1]	1,443	$29,134
Targa Resources Corp.[1]	638	28,838
Energen Corp.*,1	473	23,352
Murphy Oil Corp.[1]	899	23,041
Nabors Industries Ltd.[1]	2,696	21,945
Baker Hughes, Inc.[1]	305	16,626
Devon Energy Corp.[1]	402	12,852
WPX Energy, Inc.*,1	496	4,791
Total Energy		2,020,184

Basic Materials - 2.0%
Monsanto Co.[1]	5,548	656,661
Steel Dynamics, Inc.[1]	3,027	108,397
Westlake Chemical Corp.[1]	1,631	107,989
Eastman Chemical Co.[1]	1,277	107,255
Cabot Corp.[1]	1,963	104,883
Nucor Corp.[1]	1,750	101,273
Domtar Corp.[1]	2,554	98,125
Reliance Steel & Aluminum Co.[1]	1,324	96,400
Mosaic Co.[1]	2,980	68,033
Albemarle Corp.[1]	544	57,414
Platform Specialty Products Corp.*,1	4,493	56,971
LyondellBasell Industries N.V. — Class A1	591	49,874
United States Steel Corp.[1]	284	6,288
Total Basic Materials		1,619,563

Utilities - 1.8%
WGL Holdings, Inc.[1]	4,721	393,873
Hawaiian Electric Industries, Inc.[1]	3,122	101,091
Ameren Corp.[1]	1,821	99,555
Consolidated Edison, Inc.[1]	1,230	99,409
PG&E Corp.[1]	1,489	98,825
Pinnacle West Capital Corp.[1]	1,159	98,700
UGI Corp.[1]	2,034	98,466
Avangrid, Inc.[1]	2,223	98,145
Edison International[1]	1,253	97,972
DTE Energy Co.[1]	922	97,538
SCANA Corp.[1]	1,443	96,695
AES Corp.[1]	7,875	87,491
Delta Natural Gas Company, Inc.[1]	1,120	34,126
Duke Energy Corp.[1]	48	4,012
Total Utilities		1,505,898

Diversified - 0.1%
Leucadia National Corp.[1]	4,280	111,965

Total Common Stocks
(Cost $38,734,822)		42,756,834

MUTUAL FUNDS† - 0.0%**
Guggenheim Strategy Fund I3	1,031	25,857
Guggenheim Strategy Fund II3	247	6,165
Total Mutual Funds
(Cost $31,740)		32,022

CLOSED-END FUNDS† - 9.5%
Dividend and Income Fund	29,666	366,374
Altaba, Inc.	6,627	361,038
Boulder Growth & Income Fund, Inc.	36,991	359,182
Central Securities Corp.	14,316	356,897
RMR Real Estate Income Fund	16,152	352,921
General American Investors Company, Inc.	9,950	341,783
Adams Diversified Equity Fund, Inc.	21,618	308,921
GDL Fund	24,445	250,806
Swiss Helvetia Fund, Inc.	14,324	181,915
Liberty All Star Equity Fund	24,869	140,757
Aberdeen Chile Fund, Inc.	18,272	129,366

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Tri-Continental Corp.	5,282	$128,617
Adams Natural Resources Fund, Inc.	5,331	99,690
Eagle Growth & Income Opportunities Fund[2]	5,250	90,458
Morgan Stanley Asia-Pacific Fund, Inc.	5,421	89,989
Aberdeen Greater China Fund, Inc.	6,568	75,335
Nuveen New Jersey Quality Municipal Income Fund	5,303	72,651
CBRE Clarion Global Real Estate Income Fund	8,987	69,380
Latin American Discovery Fund, Inc.	6,528	68,413
Templeton Dragon Fund, Inc.	3,325	67,065
Japan Smaller Capitalization Fund, Inc.	5,540	63,599
Gabelli Healthcare & WellnessRx Trust	5,831	63,266
Central Europe Russia and Turkey Fund, Inc.	2,881	63,094
Mexico Equity & Income Fund, Inc.	5,371	61,337
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[3]	5,543	61,084
Royce Micro-Capital Trust, Inc.	6,851	59,262
BlackRock Resources & Commodities Strategy Trust	7,331	58,721
Aberdeen Singapore Fund, Inc.	5,114	56,459
Wells Fargo Multi-Sector Income Fund[2]	4,194	55,990
Western Asset/Claymore Inflation-Linked Securities & Income Fund[3]	4,934	55,754
Templeton Emerging Markets Income Fund	4,893	54,899
Legg Mason BW Global Income Opportunities Fund, Inc.	4,070	53,846
Aberdeen Japan Equity Fund, Inc.	6,299	53,542
Royce Value Trust, Inc.	3,659	53,388
Mexico Fund, Inc.	2,962	51,243
Franklin Universal Trust	7,022	50,348
Macquarie Global Infrastructure Total Return Fund, Inc.	1,996	49,820
Western Asset Emerging Markets Debt Fund, Inc.	3,159	49,186
New Germany Fund, Inc.[2]	2,841	47,246
Morgan Stanley India Investment Fund, Inc.	1,437	46,516
Alpine Total Dynamic Dividend Fund	5,256	45,675
Neuberger Berman High Yield Strategies Fund, Inc.	3,811	45,313
China Fund, Inc.	2,414	45,118
Korea Fund, Inc.	1,111	44,484
AllianzGI Equity & Convertible Income Fund	2,110	41,673
Sprott Focus Trust, Inc.	5,621	41,483
Clough Global Opportunities Fund	3,834	40,640
Neuberger Berman Real Estate Securities Income Fund, Inc.	7,519	40,603
Taiwan Fund, Inc.	2,028	40,134
Voya Asia Pacific High Dividend Equity Income Fund	3,756	39,513
Morgan Stanley Emerging Markets Fund, Inc.	2,444	39,471

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Lazard Global Total Return and Income Fund, Inc.	2,304	$37,670
India Fund, Inc.	1,393	37,555
Cohen & Steers REIT and Preferred Income Fund, Inc.	1,801	37,425
Delaware Enhanced Global Dividend & Income Fund	3,193	36,400
Virtus Total Return Fund, Inc.	2,925	35,802
Ellsworth Growth and Income Fund Ltd.	3,860	35,203
European Equity Fund, Inc.	3,798	34,828
LMP Capital and Income Fund, Inc.	2,445	34,768
Invesco High Income Trust II	2,294	34,226
Lazard World Dividend & Income Fund, Inc.	3,093	34,085
Western Asset Global High Income Fund, Inc.	3,344	33,641
Morgan Stanley Emerging Markets Debt Fund, Inc.	3,386	33,488
Duff & Phelps Global Utility Income Fund, Inc.	1,995	33,117
Liberty All Star Growth Fund, Inc.	6,709	33,007
Gabelli Global Utility & Income Trust	1,626	32,910
Nuveen Real Asset Income and Growth Fund	1,866	32,823
Ares Dynamic Credit Allocation Fund, Inc.	1,989	32,520
New Ireland Fund, Inc.	2,339	32,419
Delaware Investments Dividend & Income Fund, Inc.	3,044	31,840
Aberdeen Latin America Equity Fund, Inc.	1,369	31,733
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	2,298	31,689
Cohen & Steers Global Income Builder, Inc.	3,292	31,340
Bancroft Fund Ltd.	1,442	31,176
BlackRock Corporate High Yield Fund, Inc.	2,813	30,830
Voya Global Advantage and Premium Opportunity Fund	2,832	30,614
Diversified Real Asset Income Fund	1,736	30,293
BlackRock Credit Allocation Income Trust	2,248	30,236
Templeton Emerging Markets Fund/United States	2,008	29,939
Prudential Global Short Duration High Yield Fund, Inc.	1,968	29,244
Western Asset High Income Opportunity Fund, Inc.	5,719	28,995
Nuveen AMT-Free Quality Municipal Income Fund	2,095	28,681
Alpine Global Dynamic Dividend Fund	2,775	28,388
Eaton Vance Limited Duration Income Fund	2,012	28,369
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	2,131	27,895
Cohen & Steers Infrastructure Fund, Inc.	1,179	27,860
BlackRock Debt Strategies Fund, Inc.	2,387	27,546

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Western Asset High Yield Defined Opportunity Fund, Inc.	1,799	$27,489
Voya Global Equity Dividend and Premium Opportunity Fund	3,620	27,367
First Trust Enhanced Equity Income Fund	1,861	27,264
Tekla Healthcare Opportunities Fund	1,438	26,373
First Trust Strategic High Income Fund II	1,931	26,358
BlackRock Enhanced Global Dividend Trust	1,979	26,222
MFS Charter Income Trust	3,025	26,136
Nuveen Global High Income Fund	1,509	25,457
Clough Global Equity Fund	1,982	25,013
BlackRock Multi-Sector Income Trust	1,373	24,892
BlackRock Enhanced Equity Dividend Trust	2,817	24,790
MFS Multimarket Income Trust	3,981	24,682
Avenue Income Credit Strategies Fund	1,735	24,134
Advent Claymore Convertible Securities and Income Fund II3	3,826	23,836
Voya Emerging Markets High Income Dividend Equity Fund	2,711	23,803
Putnam High Income Securities Fund	2,695	23,689
Blackrock Science & Technology Trust[2]	1,064	23,631
Wells Fargo Income Opportunities Fund	2,693	23,052
BlackRock Enhanced International Dividend Trust	3,625	22,765
Wells Fargo Global Dividend Opportunity Fund	3,707	22,687
Nuveen Tax-Advantaged Total Return Strategy Fund	1,752	22,601
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	2,018	21,915
Clough Global Dividend and Income Fund	1,631	21,758
BlackRock Enhanced Capital and Income Fund, Inc.	1,454	21,650
Franklin Limited Duration Income Trust	1,798	21,270
Nuveen Tax-Advantaged Dividend Growth Fund	1,304	20,981
Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,226	20,928
Nuveen Multi-Market Income Fund, Inc.	2,775	20,813
First Trust Aberdeen Emerging Opportunity Fund	1,289	20,701
Gabelli Dividend & Income Trust	948	20,685
ClearBridge American Energy MLP Fund, Inc.	2,289	20,578
Voya Infrastructure Industrials and Materials Fund[2]	1,302	20,350
Principal Real Estate Income Fund	1,118	20,225

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Advent Claymore Convertible Securities and Income Fund[3]	1,237	$19,978
Asia Tigers Fund, Inc.	1,716	19,888
Advent/Claymore Enhanced Growth & Income Fund[3]	2,266	19,828
Asia Pacific Fund, Inc.	1,534	19,819
Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,109	19,751
Cushing Renaissance Fund	1,109	19,396
Calamos Global Dynamic Income Fund	2,260	19,278
Cohen & Steers Closed-End Opportunity Fund, Inc.	1,478	19,244
First Trust Aberdeen Global Opportunity Income Fund	1,648	19,199
First Trust High Income Long/Short Fund	1,113	19,188
Nuveen Dow 30sm Dynamic Overwrite Fund	1,122	18,535
AllianzGI Diversified Income & Convertible Fund	877	18,382
Calamos Strategic Total Return Fund	1,555	18,256
Gabelli Multimedia Trust, Inc.	2,025	18,104
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	1,322	17,212
First Trust Dynamic Europe Equity Income Fund[2]	901	16,948
MFS Intermediate High Income Fund	5,718	16,010
KKR Income Opportunities Fund	898	15,706
Guggenheim Enhanced Equity Income Fund[3]	830	6,864
Total Closed-End Funds
(Cost $6,811,283)		7,758,501

	Face Amount

U.S. TREASURY BILLS†† - 11.4%
U.S. Treasury Bill
0.95% due 09/21/17[1,4]	$8,000,000	7,982,696
0.91% due 08/03/17[4,5]	1,300,000	1,299,046
Total U.S. Treasury Bills
(Cost $9,280,493)		9,281,742

REPURCHASE AGREEMENTS††,6 - 23.6%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	7,332,546	7,332,546
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	6,722,488	6,722,488
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	5,204,675	5,204,675
Total Repurchase Agreements
(Cost $19,259,709)		19,259,709

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

SECURITIES LENDING COLLATERAL†,7 - 0.2%
First American Government Obligations Fund — Class Z, 0.84%[8]	136,560	$136,560
Total Securities Lending Collateral
(Cost $136,560)		136,560
Total Investments – 97.2%
(Cost $74,254,607)		$79,225,368

COMMON STOCKS SOLD SHORT† - (31.0)%

Basic Materials - (1.1)%
Freeport-McMoRan, Inc.*	747	(8,971)
Tahoe Resources, Inc.	1,395	(12,025)
CF Industries Holdings, Inc.	457	(12,778)
Valvoline, Inc.	618	(14,659)
Royal Gold, Inc.	393	(30,721)
Ashland Global Holdings, Inc.	626	(41,260)
FMC Corp.	728	(53,180)
Praxair, Inc.	410	(54,346)
NewMarket Corp.	121	(55,718)
Compass Minerals International, Inc.	1,035	(67,586)
Sherwin-Williams Co.	197	(69,139)
Newmont Mining Corp.	2,257	(73,104)
PPG Industries, Inc.	667	(73,343)
Southern Copper Corp.	2,134	(73,900)
Axalta Coating Systems Ltd.*	2,307	(73,916)
RPM International, Inc.	1,374	(74,952)
WR Grace & Co.	1,046	(75,322)
Total Basic Materials		(864,920)

Utilities - (1.4)%
MDU Resources Group, Inc.	24	(629)
NextEra Energy, Inc.	145	(20,319)
WEC Energy Group, Inc.	337	(20,685)
Vectren Corp.	466	(27,233)
American Water Works Co., Inc.	451	(35,155)
Entergy Corp.	505	(38,769)
Public Service Enterprise Group, Inc.	1,251	(53,806)
Calpine Corp.*	4,953	(67,014)
Southern Co.	1,447	(69,282)
Sempra Energy	644	(72,611)
Dominion Energy, Inc.	948	(72,645)
Alliant Energy Corp.	1,824	(73,270)
NiSource, Inc.	2,903	(73,620)
American Electric Power Company, Inc.	1,061	(73,708)
PPL Corp.	1,937	(74,884)
Atmos Energy Corp.	916	(75,982)
Aqua America, Inc.	2,283	(76,024)
FirstEnergy Corp.	2,625	(76,545)
National Fuel Gas Co.	1,374	(76,724)
NRG Energy, Inc.	4,538	(78,144)
Total Utilities		(1,157,049)

Energy - (2.4)%
Cimarex Energy Co.	73	(6,863)
Noble Corporation plc	2,621	(9,488)
RPC, Inc.	505	(10,206)
Laredo Petroleum, Inc.*	1,324	(13,928)
Apache Corp.	482	(23,102)
National Oilwell Varco, Inc.	1,202	(39,594)
Schlumberger Ltd.	638	(42,006)
Range Resources Corp.	1,973	(45,714)
Continental Resources, Inc.*	1,570	(50,758)
Weatherford International plc*	16,335	(63,216)
Halliburton Co.	1,644	(70,215)
Newfield Exploration Co.*	2,478	(70,524)
Hess Corp.	1,619	(71,026)
Chesapeake Energy Corp.*	14,516	(72,145)
Occidental Petroleum Corp.	1,227	(73,460)
Cheniere Energy, Inc.*	1,526	(74,331)
Superior Energy Services, Inc.*	7,212	(75,221)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

First Solar, Inc.*	2,008	$(80,079)
Southwestern Energy Co.*	13,269	(80,676)
Kosmos Energy Ltd.*	12,838	(82,292)
Gulfport Energy Corp.*	5,739	(84,650)
Cabot Oil & Gas Corp. — Class A	3,532	(88,583)
ONEOK, Inc.	2,691	(140,363)
Equities Corp.	10,132	(593,633)
Total Energy		(1,962,073)

Technology - (2.6)%
Paychex, Inc.	97	(5,523)
Fiserv, Inc.*	97	(11,867)
Pitney Bowes, Inc.	786	(11,869)
CSRA, Inc.	828	(26,289)
Inovalon Holdings, Inc. — Class A*	2,453	(32,257)
Autodesk, Inc.*	337	(33,976)
Atlassian Corporation plc — Class A*	1,186	(41,723)
NVIDIA Corp.	356	(51,463)
Maxim Integrated Products, Inc.	1,347	(60,480)
Dun & Bradstreet Corp.	565	(61,105)
Ultimate Software Group, Inc.*	297	(62,388)
VeriFone Systems, Inc.*	3,626	(65,631)
Western Digital Corp.	764	(67,690)
Splunk, Inc.*	1,190	(67,699)
Broadcom Ltd.	296	(68,983)
Tyler Technologies, Inc.*	394	(69,214)
Workday, Inc. — Class A*	718	(69,646)
Salesforce.com, Inc.*	813	(70,406)
Fortinet, Inc.*	1,942	(72,708)
Cypress Semiconductor Corp.	5,372	(73,328)
ServiceNow, Inc.*	692	(73,352)
Cognizant Technology Solutions Corp. — Class A	1,110	(73,704)
Broadridge Financial Solutions, Inc.	981	(74,124)
Tableau Software, Inc. — Class A*	1,214	(74,382)
Guidewire Software, Inc.*	1,088	(74,756)
athenahealth, Inc.*	544	(76,459)
Manhattan Associates, Inc.*	1,594	(76,608)
Zynga, Inc. — Class A*	21,327	(77,630)
Red Hat, Inc.*	812	(77,749)
VMware, Inc. — Class A*	5,195	(454,200)
Total Technology		(2,157,209)

Communications - (2.7)%
GoDaddy, Inc. — Class A*	49	(2,079)
United States Cellular Corp.*	124	(4,752)
Zillow Group, Inc. — Class A*	193	(9,426)
Verizon Communications, Inc.	424	(18,936)
Netflix, Inc.*	151	(22,561)
News Corp. — Class A	2,165	(29,661)
Sinclair Broadcast Group, Inc. — Class A	1,063	(34,973)
Twenty-First Century Fox, Inc. — Class A	1,349	(38,231)
Twenty-First Century Fox, Inc. — Class B	1,398	(38,962)
DISH Network Corp. — Class A*	633	(39,727)
Expedia, Inc.	272	(40,514)
Sprint Corp.*	6,639	(54,506)
Arista Networks, Inc.*	398	(59,616)
Zayo Group Holdings, Inc.*	2,069	(63,932)
TripAdvisor, Inc.*	1,692	(64,634)
FactSet Research Systems, Inc.	410	(68,134)
Palo Alto Networks, Inc.*	520	(69,581)
Pandora Media, Inc.*	8,070	(71,984)

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

VeriSign, Inc.*	786	$(73,067)
Motorola Solutions, Inc.	845	(73,295)
Twitter, Inc.*	4,199	(75,036)
CDW Corp.	1,205	(75,349)
AMC Networks, Inc. — Class A*	1,423	(76,002)
Clear Channel Outdoor Holdings, Inc. — Class A	18,419	(89,332)
Groupon, Inc. — Class A*	25,066	(96,253)
CenturyLink, Inc.	8,744	(208,807)
AT&T, Inc.	9,379	(353,870)
Alibaba Group Holding Ltd. ADR*	2,659	(374,654)
Total Communications		(2,227,874)

Consumer, Cyclical - (3.6)%
JetBlue Airways Corp.*	120	(2,740)
Watsco, Inc.	24	(3,701)
Yum! Brands, Inc.	148	(10,916)
Home Depot, Inc.	73	(11,198)
Skechers U.S.A., Inc. — Class A*	433	(12,774)
Hilton Worldwide Holdings, Inc.	221	(13,669)
BorgWarner, Inc.	344	(14,572)
Costco Wholesale Corp.	97	(15,513)
American Airlines Group, Inc.	337	(16,958)
Leggett & Platt, Inc.	369	(19,384)
Tupperware Brands Corp.	289	(20,296)
Las Vegas Sands Corp.	421	(26,898)
CarMax, Inc.*	491	(30,962)
VF Corp.	722	(41,587)
Toro Co.	650	(45,039)
Delta Air Lines, Inc.	859	(46,163)
Dollar General Corp.	687	(49,526)
Mattel, Inc.	2,306	(49,648)
Chipotle Mexican Grill, Inc. — Class A*	125	(52,013)
Michaels Companies, Inc.*	2,821	(52,245)
WW Grainger, Inc.	297	(53,617)
AutoZone, Inc.*	97	(55,335)
HD Supply Holdings, Inc.*	1,824	(55,869)
Vista Outdoor, Inc.*	2,652	(59,697)
Advance Auto Parts, Inc.	540	(62,959)
O’Reilly Automotive, Inc.*	295	(64,528)
Dollar Tree, Inc.*	932	(65,165)
Marriott International, Inc. — Class A	667	(66,907)
Starbucks Corp.	1,182	(68,922)
Lululemon Athletica, Inc.*	1,178	(70,291)
Dunkin’ Brands Group, Inc.	1,286	(70,884)
Tractor Supply Co.	1,324	(71,774)
TJX Cos., Inc.	1,006	(72,603)
Fastenal Co.	1,668	(72,608)
Madison Square Garden Co. — Class A*	369	(72,656)
Wynn Resorts Ltd.	543	(72,827)
Visteon Corp.*	714	(72,871)
Choice Hotels International, Inc.	1,141	(73,309)
Delphi Automotive plc	838	(73,451)
L Brands, Inc.	1,374	(74,045)
Hanesbrands, Inc.	3,200	(74,112)
Lowe’s Cos., Inc.	957	(74,196)
Genuine Parts Co.	810	(75,136)
McDonald’s Corp.	491	(75,202)
WABCO Holdings, Inc.*	590	(75,231)
Six Flags Entertainment Corp.	1,276	(76,062)
Newell Brands, Inc.	1,427	(76,516)
Lions Gate Entertainment Corp. — Class A*	2,738	(77,266)
Under Armour, Inc. — Class C*	3,998	(80,600)
Tesla, Inc.*	223	(80,639)
Tempur Sealy International, Inc.*	1,570	(83,822)
NIKE, Inc. — Class B	1,423	(83,956)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Sally Beauty Holdings, Inc.*	4,317	$(87,419)
Total Consumer, Cyclical		(2,906,277)

Industrial - (4.0)%
Crown Holdings, Inc.*	97	(5,787)
Fortune Brands Home & Security, Inc.	193	(12,591)
Kansas City Southern	121	(12,663)
Honeywell International, Inc.	121	(16,128)
Emerson Electric Co.	319	(19,019)
Silgan Holdings, Inc.	655	(20,816)
Trimble, Inc.*	866	(30,890)
Cognex Corp.	406	(34,469)
General Electric Co.	1,564	(42,244)
Pentair plc	674	(44,848)
Fluor Corp.	1,011	(46,284)
Lincoln Electric Holdings, Inc.	529	(48,716)
Zebra Technologies Corp. — Class A*	504	(50,662)
Orbital ATK, Inc.	523	(51,442)
Covanta Holding Corp.	4,450	(58,740)
Johnson Controls International plc	1,371	(59,447)
Snap-on, Inc.	385	(60,830)
Middleby Corp.*	529	(64,279)
CH Robinson Worldwide, Inc.	962	(66,070)
TransDigm Group, Inc.	247	(66,411)
J.B. Hunt Transport Services, Inc.	747	(68,261)
Roper Technologies, Inc.	297	(68,764)
Stericycle, Inc.*	908	(69,299)
Hubbell, Inc.	613	(69,373)
Graco, Inc.	643	(70,267)
HEICO Corp.	981	(70,475)
Vulcan Materials Co.	566	(71,701)
3M Co.	345	(71,826)
Flowserve Corp.	1,559	(72,384)
Welbilt, Inc.*	3,883	(73,195)
AMETEK, Inc.	1,209	(73,229)
United Parcel Service, Inc. — Class B	663	(73,321)
Fitbit, Inc. — Class A*	14,013	(74,409)
Donaldson Company, Inc.	1,638	(74,595)
Rockwell Collins, Inc.	712	(74,817)
Landstar System, Inc.	875	(74,900)
IDEX Corp.	667	(75,378)
Rockwell Automation, Inc.	466	(75,473)
BWX Technologies, Inc.	1,566	(76,343)
AptarGroup, Inc.	883	(76,697)
Lennox International, Inc.	418	(76,762)
Cree, Inc.*	3,115	(76,785)
Sealed Air Corp.	1,717	(76,853)
Ball Corp.	1,822	(76,907)
Armstrong World Industries, Inc.*	1,677	(77,142)
Expeditors International of Washington, Inc.	1,374	(77,604)
Allegion plc	965	(78,281)
National Instruments Corp.	1,952	(78,509)
Xylem, Inc.	1,426	(79,043)
Avnet, Inc.	2,036	(79,160)
KBR, Inc.	5,317	(80,924)
Wabtec Corp.	886	(81,070)
Acuity Brands, Inc.	418	(84,971)
Total Industrial		(3,291,054)

Consumer, Non-cyclical - (5.7)%
Pilgrim’s Pride Corp.*	217	(4,757)
Brown-Forman Corp. — Class A	124	(6,113)
General Mills, Inc.	173	(9,584)
Hormel Foods Corp.	369	(12,587)
BioMarin Pharmaceutical, Inc.*	145	(13,169)
Alkermes plc*	251	(14,550)
S&P Global, Inc.	145	(21,169)
Stryker Corp.	169	(23,454)
Align Technology, Inc.*	193	(28,973)
Automatic Data Processing, Inc.	289	(29,611)

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Philip Morris International, Inc.	265	$(31,124)
McKesson Corp.	193	(31,756)
Hertz Global Holdings, Inc.*	3,108	(35,742)
Bruker Corp.	1,275	(36,771)
Square, Inc. — Class A*	1,673	(39,249)
Illumina, Inc.*	229	(39,736)
Ionis Pharmaceuticals, Inc.*	850	(43,240)
Premier, Inc. — Class A*	1,240	(44,640)
Nielsen Holdings plc	1,179	(45,580)
Intuitive Surgical, Inc.*	49	(45,833)
Vertex Pharmaceuticals, Inc.*	360	(46,393)
AmerisourceBergen Corp. — Class A	504	(47,643)
Hain Celestial Group, Inc.*	1,443	(56,017)
Macquarie Infrastructure Corp.	829	(64,994)
Kimberly-Clark Corp.	505	(65,201)
CoStar Group, Inc.*	248	(65,373)
Moody’s Corp.	554	(67,411)
Campbell Soup Co.	1,300	(67,795)
IDEXX Laboratories, Inc.*	420	(67,796)
Endo International plc*	6,076	(67,869)
McCormick & Co., Inc.	707	(68,940)
Brown-Forman Corp. — Class B	1,428	(69,401)
Tenet Healthcare Corp.*	3,632	(70,243)
Hershey Co.	659	(70,757)
Mondelez International, Inc. — Class A	1,639	(70,788)
FleetCor Technologies, Inc.*	491	(70,807)
Kellogg Co.	1,020	(70,849)
Rollins, Inc.	1,752	(71,324)
Sprouts Farmers Market, Inc.*	3,153	(71,479)
WEX, Inc.*	687	(71,633)
Blue Buffalo Pet Products, Inc.*	3,149	(71,829)
Henry Schein, Inc.*	393	(71,927)
Clorox Co.	540	(71,950)
Intercept Pharmaceuticals, Inc.*	595	(72,037)
Gartner, Inc.*	589	(72,747)
Edgewell Personal Care Co.*	957	(72,751)
Monster Beverage Corp.*	1,475	(73,278)
Estee Lauder Cos., Inc. — Class A	764	(73,329)
Coca-Cola Co.	1,647	(73,868)
Sabre Corp.	3,426	(74,584)
Western Union Co.	3,924	(74,752)
ServiceMaster Global Holdings, Inc.*	1,909	(74,814)
Coty, Inc. — Class A	3,998	(75,002)
DexCom, Inc.*	1,031	(75,418)
Ecolab, Inc.	571	(75,800)
TreeHouse Foods, Inc.*	933	(76,217)
Allergan plc	319	(77,546)
Neurocrine Biosciences, Inc.*	1,697	(78,062)
Edwards Lifesciences Corp.*	663	(78,393)
Verisk Analytics, Inc. — Class A*	932	(78,633)
RR Donnelley & Sons Co.	6,278	(78,726)
Morningstar, Inc.	1,006	(78,810)
Perrigo Company plc	1,046	(78,994)
MarketAxess Holdings, Inc.	393	(79,032)
ACADIA Pharmaceuticals, Inc.*	2,846	(79,375)
Agios Pharmaceuticals, Inc.*	1,545	(79,490)
Brookdale Senior Living, Inc. — Class A*	5,448	(80,140)
Acadia Healthcare Co., Inc.*	1,743	(86,069)
Becton Dickinson and Co.	445	(86,824)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Alnylam Pharmaceuticals, Inc.*	1,091	$(87,018)
Juno Therapeutics, Inc.*	3,253	(97,232)
British American Tobacco plc ADR	4,806	(329,403)
Total Consumer, Non-cyclical		(4,614,401)

Financial - (7.5)%
MetLife, Inc.	73	(4,011)
Invesco Ltd.	169	(5,947)
Loews Corp.	152	(7,115)
People’s United Financial, Inc.	517	(9,130)
M&T Bank Corp.	73	(11,822)
DDR Corp.	1,375	(12,471)
Sun Communities, Inc.	145	(12,715)
Alexandria Real Estate Equities, Inc.	121	(14,577)
Mid-America Apartment Communities, Inc.	172	(18,125)
Comerica, Inc.	324	(23,730)
SLM Corp.*	2,473	(28,440)
New York Community Bancorp, Inc.	2,406	(31,591)
Equity LifeStyle Properties, Inc.	385	(33,241)
Santander Consumer USA Holdings, Inc.*	2,767	(35,307)
Howard Hughes Corp.*	289	(35,501)
Raymond James Financial, Inc.	509	(40,832)
SBA Communications Corp. REIT*	306	(41,279)
Taubman Centers, Inc.	698	(41,566)
Federated Investors, Inc. — Class B	1,636	(46,217)
TowneBank	1,580	(48,664)
Synchrony Financial	1,829	(54,541)
Huntington Bancshares, Inc.	4,234	(57,244)
GGP, Inc.	2,503	(58,971)
Chubb Ltd.	433	(62,950)
LendingClub Corp.*	11,426	(62,957)
Equity Residential	962	(63,328)
White Mountains Insurance Group Ltd.	74	(64,279)
T. Rowe Price Group, Inc.	890	(66,047)
Mastercard, Inc. — Class A	567	(68,862)
TD Ameritrade Holding Corp.	1,612	(69,300)
Essex Property Trust, Inc.	272	(69,977)
UDR, Inc.	1,823	(71,042)
CyrusOne, Inc. REIT	1,282	(71,472)
Signature Bank*	499	(71,621)
American Tower Corp. REIT — Class A	542	(71,717)
Public Storage	344	(71,734)
Aon plc	543	(72,192)
Markel Corp.*	74	(72,214)
BlackRock, Inc. — Class A	172	(72,655)
Life Storage, Inc.	981	(72,692)
Mercury General Corp.	1,349	(72,846)
SVB Financial Group*	418	(73,480)
Iron Mountain, Inc.	2,143	(73,633)
Alleghany Corp.*	124	(73,755)
Visa, Inc. — Class A	787	(73,805)
Equinix, Inc. REIT	172	(73,816)
American International Group, Inc.	1,190	(74,399)
CubeSmart	3,115	(74,885)
Crown Castle International Corp.	748	(74,935)
Brown & Brown, Inc.	1,742	(75,028)
Arthur J Gallagher & Co.	1,316	(75,341)
Simon Property Group, Inc.	466	(75,380)
U.S. Bancorp	1,452	(75,388)
Boston Properties, Inc.	613	(75,411)
Healthcare Trust of America, Inc. — Class A	2,425	(75,442)
Macerich Co.	1,300	(75,478)
Starwood Property Trust, Inc.	3,385	(75,790)

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Realty Income Corp.	1,374	$(75,817)
Weyerhaeuser Co. REIT	2,264	(75,844)
TFS Financial Corp.	4,930	(76,267)
Marsh & McLennan Companies, Inc.	980	(76,401)
BOK Financial Corp.	910	(76,558)
Erie Indemnity Co. — Class A	613	(76,668)
Commerce Bancshares, Inc.	1,352	(76,834)
Regency Centers Corp.	1,227	(76,859)
Voya Financial, Inc.	2,085	(76,916)
ProAssurance Corp.	1,269	(77,155)
First Republic Bank	772	(77,277)
Paramount Group, Inc.	4,832	(77,312)
Federal Realty Investment Trust	613	(77,477)
BankUnited, Inc.	2,306	(77,735)
Forest City Realty Trust, Inc. — Class A	3,220	(77,827)
Progressive Corp.	1,770	(78,039)
SEI Investments Co.	1,452	(78,089)
Cincinnati Financial Corp.	1,080	(78,246)
Extra Space Storage, Inc.	1,006	(78,468)
Nasdaq, Inc.	1,104	(78,925)
FNF Group	1,772	(79,439)
Western Alliance Bancorporation*	1,621	(79,753)
Hanover Insurance Group, Inc.	908	(80,476)
American Express Co.	956	(80,533)
Intercontinental Exchange, Inc.	1,227	(80,884)
Bank of Hawaii Corp.	981	(81,394)
Wells Fargo & Co.	1,472	(81,564)
Charles Schwab Corp.	1,938	(83,256)
Simmons First National Corp. — Class A	1,725	(91,253)
Columbia Banking System, Inc.	2,982	(118,833)
South State Corp.	1,474	(126,322)
Union Bankshares Corp.	6,467	(219,231)
Carolina Financial Corp.	8,545	(276,172)
Total Financial		(6,140,712)

Total Common Stocks Sold Short
(Proceeds $24,662,093)		(25,321,569)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (10.4)%
SPDR S&P 500 ETF Trust	247	(59,725)
VanEck Vectors Russia ETF	5,570	(106,777)
iShares MSCI United Kingdom ETF	3,294	(109,789)
iShares 20+ Year Treasury Bond ETF	942	(117,863)
iShares MSCI Australia ETF	5,468	(118,546)
VanEck Vectors Gold Miners ETF	5,774	(127,490)
iShares Russell 1000 Growth ETF	1,072	(127,589)
Consumer Discretionary Select Sector SPDR Fund	1,425	(127,723)
iShares Russell 1000 Value ETF	1,112	(129,470)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,262	(152,084)
Utilities Select Sector SPDR Fund	3,109	(161,544)
Consumer Staples Select Sector SPDR Fund	3,031	(166,523)
iShares MSCI South Korea Capped ETF	2,469	(167,423)
iShares MSCI Emerging Markets ETF	4,641	(192,091)
iShares China Large-Capital ETF	4,956	(196,803)
Materials Select Sector SPDR Fund	3,687	(198,397)
Technology Select Sector SPDR Fund	3,701	(202,519)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

iShares MSCI Taiwan Capped ETF	6,420	$(229,579)
iShares MSCI Japan ETF	4,679	(251,028)
iShares 7-10 Year Treasury Bond ETF	2,442	(260,342)
Industrial Select Sector SPDR Fund	4,094	(278,842)
iShares Core U.S. Aggregate Bond ETF	2,755	(301,700)
iShares MSCI Mexico Capped ETF	6,003	(323,802)
PowerShares QQQ Trust Series 1	2,526	(347,679)
iShares TIPS Bond ETF	3,131	(355,149)
Financial Select Sector SPDR Fund	17,923	(442,160)
iShares MSCI EAFE ETF	6,837	(445,772)
Health Care Select Sector SPDR Fund	6,055	(479,798)
Energy Select Sector SPDR Fund	8,496	(551,561)
iShares Russell 2000 Index ETF	3,914	(551,561)
SPDR Bloomberg Barclays High Yield Bond ETF	15,456	(574,963)
iShares U.S. Real Estate ETF	7,586	(605,135)
Total Exchange-Traded Funds Sold Short
(Proceeds $8,083,181)		(8,461,427)
Total Securities Sold Short- (41.4)%
(Proceeds $32,745,274)		$(33,782,996)
Other Assets & Liabilities, net – 44.2%		36,008,961
Total Net Assets - 100.0%		$81,451,333

	Contracts	Unrealized Gain (Loss)

COMMODITY FUTURES CONTRACTS PURCHASED†
August 2017 LME Lead Futures Contracts (Aggregate Value of Contracts $629,681)	11	$30,801
September 2017 Copper Futures Contracts (Aggregate Value of Contracts $407,175)	6	16,607
August 2017 Lean Hogs Futures Contracts (Aggregate Value of Contracts $234,500)	7	8,798
August 2017 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $372,420)	3	4,109
August 2017 LME Zinc Futures Contracts (Aggregate Value of Contracts $137,868)	2	707
August 2017 Live Cattle Futures Contracts (Aggregate Value of Contracts $465,100)	10	(11,142)
(Total Aggregate Value of Contracts $2,246,744)		$49,880

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2017 Australian Dollar Futures Contracts (Aggregate Value of Contracts $921,360)	12	$11,630
September 2017 Euro FX Futures Contracts (Aggregate Value of Contracts $429,975)	3	414
(Total Aggregate Value of Contracts $1,351,335)		$12,044

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Contracts	Unrealized Gain (Loss)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2017 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $125,516)	1	$(353)
September 2017 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $166,031)	1	(2,642)
September 2017 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $1,178,281)	10	(3,783)
September 2017 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $461,438)	3	(6,286)
September 2017 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $3,193,890)	25	(8,609)
September 2017 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,089,347)	11	(19,266)
September 2017 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $1,108,646)	6	(21,277)
September 2017 U.S. Treasury 5 Year Note Futures Contracts†† (Aggregate Value of Contracts $1,956,364)	12	(45,026)
(Total Aggregate Value of Contracts $9,279,513)		$(107,242)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $1,490,790)	14	12,223
September 2017 Tokyo Stock Price Index Futures Contracts†† (Aggregate Value of Contracts $1,005,779)	7	10,764
July 2017 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $1,639,945)	10	5,836
July 2017 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $1,117,370)	29	5,370
September 2017 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $714,146)	4	3,633
September 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $424,230)	6	1,030
September 2017 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $174,580)	1	968
September 2017 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $217,739)	2	(1,784)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Contracts	Unrealized Gain (Loss)

July 2017 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $465,334)	4	$(9,473)
July 2017 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $598,098)	5	(16,524)
September 2017 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $756,536)	8	(19,557)
September 2017 DAX Index Futures Contracts†† (Aggregate Value of Contracts $706,282)	2	(28,398)
September 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $1,130,700)	10	(40,372)
October 2017 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $893,420)	62	(81,054)
August 2017 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $1,194,740)	94	(141,909)
(Total Aggregate Value of Contracts $12,529,689)		$(299,247)

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2017 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $1,887,840)	138	305,915
July 2017 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $292,560)	24	67,026
September 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $5,568,301)	46	21,067
July 2017 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $58,772)	1	1,853
July 2017 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $261,521)	4	(142)
(Total Aggregate Value of Contracts $8,068,994)		$395,719

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2017 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $541,088)	5	$9,973
September 2017 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $902,433)	6	217
(Total Aggregate Value of Contracts $1,443,521)		$10,190

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Contracts	Unrealized Gain (Loss)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2017 Japanese Yen Futures Contracts (Aggregate Value of Contracts $780,456)	7	$6,606
September 2017 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $231,660)	3	(3,743)
(Total Aggregate Value of Contracts $1,012,116)		$2,863

COMMODITY FUTURES CONTRACTS SOLD SHORT†
October 2017 Sugar #11 Futures Contracts (Aggregate Value of Contracts $541,352)	35	$16,634
September 2017 Silver Futures Contracts (Aggregate Value of Contracts $581,525)	7	13,206
September 2017 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $236,156)	5	4,145
December 2017 Cotton #2 Futures Contracts (Aggregate Value of Contracts $480,830)	14	3,583
August 2017 Natural Gas Futures Contracts (Aggregate Value of Contracts $151,500)	5	1,542
August 2017 NY Harbor ULSD Futures Contracts (Aggregate Value of Contracts $62,378)	1	(1,283)
August 2017 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $191,410)	4	(3,763)
August 2017 WTI Crude Futures Contracts (Aggregate Value of Contracts $138,510)	3	(6,642)
September 2017 Corn Futures Contracts (Aggregate Value of Contracts $247,000)	13	(6,934)
August 2017 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $220,500)	5	(7,217)
August 2017 LME Nickel Futures Contracts (Aggregate Value of Contracts $168,687)	3	(8,567)
September 2017 Brent Crude Futures Contracts (Aggregate Value of Contracts $195,520)	4	(8,783)
August 2017 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $254,470)	4	(10,457)
September 2017 Wheat Futures Contracts (Aggregate Value of Contracts $78,863)	3	(11,348)
September 2017 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $105,650)	4	(14,697)
November 2017 Soybean Futures Contracts (Aggregate Value of Contracts $857,250)	18	(19,612)
(Total Aggregate Value of Contracts $4,511,601)		$(60,193)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Units	Unrealized Gain (Loss)

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International September 2017 Goldman Sachs Multi- Hedge Strategies Long Index Swap 1.20%[9], Terminating 09/15/17 (Notional Value $9,678,570)	66,124	$72,721
Goldman Sachs International September 2017 Goldman Sachs Multi- Hedge Strategies Short Index Swap 0.50%[10], Terminating 09/15/17 (Notional Value $3,757,172)	28,707	$(66,669)

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

SECTOR DIVERSIFICATION

Goldman Sachs Multi-Hedge Strategies Long Index Swap9

Sector	% of Index
Technology	26.0%
Consumer Discretionary	20.5%
Industrials	16.9%
Health Care	11.8%
Financials	10.7%
Materials	5.8%
Communications	4.3%
Energy	1.9%
Consumer Staples	1.7%
Utilities	0.4%
Total	100.0%

Goldman Sachs Multi-Hedge Strategies Short Index Swap10

Sector	% of Index
Consumer Discretionary	20.9%
Energy	19.1%
Financials	17.4%
Consumer Staples	11.2%
Health Care	10.0%
Industrials	9.9%
Communications	4.1%
Materials	3.1%
Technology	2.7%
Utilities	1.6%
Total	100.0%

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2017.
[2]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[3]	Affiliated issuer — See Note 10.
[4]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
[6]	Repurchase Agreements — See Note 5.
[7]	Securities lending collateral — See Note 6.
[8]	Rate indicated is the 7 day yield as of June 30, 2017.
[9]
Customized basket of 193 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge
Strategies Long Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.

[10]
Customized basket of 148 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge
Strategies Short Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Closed-End Funds	$7,758,501	$—	$—	$—	$—	$7,758,501
Commodity Futures Contracts	—	100,132	—	—	—	100,132
Common Stocks	42,756,834	—	—	—	—	42,756,834
Currency Futures Contracts	—	18,650	—	—	—	18,650
Equity Futures Contracts	—	413,599	—	22,086	—	435,685
Equity Index Swap Agreements	—	—	—	72,721	—	72,721
Interest Rate Futures Contracts	—	—	—	10,190	—	10,190
Mutual Funds	32,022	—	—	—	—	32,022
Repurchase Agreements	—	—	19,259,709	—	—	19,259,709
Securities Lending Collateral	136,560	—	—	—	—	136,560
U.S. Treasury Bills	—	—	9,281,742	—	—	9,281,742
Total Assets	$50,683,917	$532,381	$28,541,451	$104,997	$—	$79,862,746

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$110,445	$—	$—	$—	$110,445
Common Stocks	25,321,569	—	—	—	—	25,321,569
Currency Futures Contracts	—	3,743	—	—	—	3,743
Equity Futures Contracts	—	263,335	—	75,878	—	339,213
Equity Index Swap Agreements	—	—	—	66,669	—	66,669
Exchange-Traded Funds	8,461,427	—	—	—	—	8,461,427
Interest Rate Futures Contracts	—	13,064	—	94,178	—	107,242
Total Liabilities	$33,782,996	$390,587	$—	$236,725	$—	$34,410,308

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MULTI-HEDGE STRATEGIES FUND

June 30, 2017

Assets:
Investments in unaffiliated issuers, at value - including $132,181 of securities loaned (cost $54,780,503)	$59,746,293
Investments in affiliated issuers, at value (cost $214,395)	219,366
Repurchase agreements, at value (cost $19,259,709)	19,259,709
Total investments (cost $74,254,607)	79,225,368
Segregated cash with broker	37,508,974
Unrealized appreciation on swap agreements	72,721
Cash	67,173
Receivables:
Securities sold	75,159
Fund shares sold	63,821
Dividends	52,461
Interest	546
Securities lending income	563
Total assets	117,066,786

Liabilities:
Securities sold short, at value (proceeds $32,745,274)	33,782,996
Unrealized depreciation on swap agreements	66,669
Segregated cash due to broker	10,940
Payable for:
Securities purchased	1,301,389
Variation margin	152,637
Return of securities loaned	136,560
Management fees	77,394
Distribution and service fees	12,937
Fund shares redeemed	8,881
Miscellaneous	65,050
Total liabilities	35,615,453
Commitments and contingent liabilities (Note 13)	—
Net assets	$81,451,333

Net assets consist of:
Paid in capital	$89,794,716
Accumulated net investment loss	(3,991,255)
Accumulated net realized loss on investments and foreign currency	(8,294,970)
Net unrealized appreciation on investments and foreign currency	3,942,842
Net assets	$81,451,333

A-Class:
Net assets	$11,449,727
Capital shares outstanding	474,890
Net asset value per share	$24.11
Maximum offering price per share (Net asset value divided by 95.25%)	$25.31

C-Class:
Net assets	$8,515,160
Capital shares outstanding	386,532
Net asset value per share	$22.03

P-Class:
Net assets	$16,570,042
Capital shares outstanding	686,823
Net asset value per share	$24.13

Institutional Class:
Net assets	$44,916,404
Capital shares outstanding	1,828,691
Net asset value per share	$24.56

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
MULTI-HEDGE STRATEGIES FUND

Period Ended June 30, 2017

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $751)	$723,500
Interest	51,246
Dividends from securities of affiliated issuers	26,061
Income from securities lending, net	6,699
Total investment income	807,506

Expenses:
Management fees	509,653
Distribution and service fees:
A-Class	14,096
C-Class	42,753
P-Class	27,127
Short sales dividend expense	381,411
Registration fees	56,542
Trustees’ fees*	7,622
Custodian fees	1,235
Miscellaneous	(53,395)
Total expenses	987,044
Less:
Expenses waived by Adviser	(21,399)
Net expenses	965,645
Net investment loss	(158,139)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$4,517,554
Investments in affiliated issuers	(123,265)
Swap agreements	191,090
Futures contracts	(338,224)
Foreign currency	1,916
Securities sold short	(2,853,858)
Options written	1,607
Net realized gain on investments and foreign currency	1,396,820
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(352,064)
Investments in affiliated issuers	128,679
Securities sold short	(443,586)
Swap agreements	135,180
Futures contracts	(658,406)
Options written	26,345
Foreign currency	(346)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(1,164,198)
Net realized and unrealized gain on investments and foreign currency	232,622
Net increase in net assets resulting from operations	$74,483

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
MULTI-HEDGE STRATEGIES FUND

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(158,139)	$(1,220,398)
Net realized gain (loss) on investments and foreign currency	1,396,820	(286,300)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(1,164,198)	714,838
Net increase (decrease) in net assets resulting from operations	74,483	(791,860)

Distributions to shareholders from:
Net investment income
A-Class	—	(18,960)
C-Class	—	(13,563)
P-Class	—	(47,562)
Institutional Class	—	(80,274)
Total distributions to shareholders	—	(160,359)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,436,016	4,253,544
C-Class	1,409,067	5,080,618
P-Class	2,023,962	29,060,073
Institutional Class	12,405,572	22,680,675
Distributions reinvested
A-Class	—	17,082
C-Class	—	11,255
P-Class	—	45,475
Institutional Class	—	76,006
Cost of shares redeemed
A-Class	(2,403,039)	(7,364,993)
C-Class	(1,467,896)	(5,699,800)
P-Class	(16,216,940)	(47,382,265)
Institutional Class	(18,007,294)	(21,871,294)
Net decrease from capital share transactions	(20,820,552)	(21,093,624)
Net decrease in net assets	(20,746,069)	(22,045,843)

Net assets:
Beginning of period	102,197,402	124,243,245
End of period	$81,451,333	$102,197,402
Accumulated net investment loss at end of period	$(3,991,255)	$(3,833,116)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (concluded)
MULTI-HEDGE STRATEGIES FUND

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Capital share activity:
Shares sold
A-Class	59,573	176,821
C-Class	63,972	228,850
P-Class	84,064	1,203,802
Institutional Class	507,996	926,919
Shares issued from reinvestment of distributions
A-Class	—	710
C-Class	—	510
P-Class	—	1,890
Institutional Class	—	3,106
Shares redeemed
A-Class	(99,981)	(307,132)
C-Class	(66,636)	(257,538)
P-Class	(675,524)	(1,971,217)
Institutional Class	(736,169)	(896,437)
Net decrease in shares	(862,705)	(889,716)

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended June 30, 2017 [a]	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Per Share Data
Net asset value, beginning of period	$24.08	$24.22	$23.94	$23.03	$22.68	$22.21
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.24)	(.23)	(.26)	(.18)	(.35)
Net gain (loss) on investments (realized and unrealized)	.08	.14	.51	1.36	.53	.82
Total from investment operations	.03	(.10)	.28	1.10	.35	.47
Less distributions from:
Net investment income	—	(.04)	—	(.19)	—	—
Total distributions	—	(.04)	—	(.19)	—	—
Net asset value, end of period	$24.11	$24.08	$24.22	$23.94	$23.03	$22.68

Total Return[c]	0.12%	(0.43%)	1.21%	4.73%	1.54%	2.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,450	$12,407	$15,620	$11,620	$18,307	$27,700
Ratios to average net assets:
Net investment income (loss)	(0.42%)	(1.00%)	(0.96%)	(1.13%)	(0.79%)	(1.54%)
Total expenses[d]	2.38%	2.54%	2.72%	2.86%	2.74%	3.09%
Net expenses[e,f]	2.33%	2.49%	2.65%	2.81%	2.69%	3.05%
Portfolio turnover rate	65%	123%	163%	304%	302%	465%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended June 30, 2017 [a]	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Per Share Data
Net asset value, beginning of period	$22.08	$22.38	$22.29	$21.62	$21.45	$21.17
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.39)	(.39)	(.40)	(.35)	(.50)
Net gain (loss) on investments (realized and unrealized)	.08	.13	.48	1.26	.52	.78
Total from investment operations	(.05)	(.26)	.09	.86	.17	.28
Less distributions from:
Net investment income	—	(.04)	—	(.19)	—	—
Total distributions	—	(.04)	—	(.19)	—	—
Net asset value, end of period	$22.03	$22.08	$22.38	$22.29	$21.62	$21.45

Total Return[c]	(0.23%)	(1.18%)	0.45%	3.97%	0.79%	1.23%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,515	$8,595	$9,342	$9,627	$12,705	$16,780
Ratios to average net assets:
Net investment income (loss)	(1.17%)	(1.76%)	(1.73%)	(1.84%)	(1.60%)	(2.33%)
Total expenses[d]	3.14%	3.30%	3.47%	3.62%	3.50%	3.85%
Net expenses[e,f]	3.09%	3.25%	3.40%	3.57%	3.45%	3.81%
Portfolio turnover rate	65%	123%	163%	304%	302%	465%

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended June 30, 2017 [a]	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Per Share Data
Net asset value, beginning of period	$24.10	$24.24	$23.96	$23.04	$22.69	$22.23
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.24)	(.23)	(.25)	(.19)	(.36)
Net gain (loss) on investments (realized and unrealized)	.08	.14	.51	1.36	.54	.82
Total from investment operations	.03	(.10)	.28	1.11	.35	.46
Less distributions from:
Net investment income	—	(.04)	—	(.19)	—	—
Total distributions	—	(.04)	—	(.19)	—	—
Net asset value, end of period	$24.13	$24.10	$24.24	$23.96	$23.04	$22.69

Total Return[c]	0.12%	(0.47%)	1.21%	4.77%	1.54%	2.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,570	$30,801	$49,539	$36,411	$50,990	$66,818
Ratios to average net assets:
Net investment income (loss)	(0.42%)	(1.00%)	(0.95%)	(1.09%)	(0.82%)	(1.59%)
Total expenses[d]	2.37%	2.52%	2.72%	2.87%	2.75%	3.07%
Net expenses[e,f]	2.32%	2.47%	2.65%	2.82%	2.71%	3.03%
Portfolio turnover rate	65%	123%	163%	304%	302%	465%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended June 30, 2017 [a]	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Per Share Data
Net asset value, beginning of period	$24.50	$24.58	$24.24	$23.26	$22.84	$22.32
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.18)	(.18)	(.18)	(.13)	(.33)
Net gain (loss) on investments (realized and unrealized)	.08	.14	.52	1.35	.55	.85
Total from investment operations	.06	(.04)	.34	1.17	.42	.52
Less distributions from:
Net investment income	—	(.04)	—	(.19)	—	—
Total distributions	—	(.04)	—	(.19)	—	—
Net asset value, end of period	$24.56	$24.50	$24.58	$24.24	$23.26	$22.84

Total Return[c]	0.24%	(0.18%)	1.44%	4.98%	1.84%	2.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,916	$50,395	$49,742	$42,204	$25,435	$14,130
Ratios to average net assets:
Net investment income (loss)	(0.18%)	(0.74%)	(0.71%)	(0.79%)	(0.54%)	(1.46%)
Total expenses[d]	2.13%	2.30%	2.47%	2.67%	2.56%	3.05%
Net expenses[e,f]	2.08%	2.25%	2.40%	2.62%	2.51%	3.01%
Portfolio turnover rate	65%	123%	163%	304%	302%	465%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Excluding interest and dividend expense related to short sales, the net expense ratios for the period ended June 30, 2017 and years ended December 31 would be:

	06/30/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
A-Class	1.43%	1.43%	1.44%	1.42%	1.40%	1.40%
C-Class	2.18%	2.18%	2.19%	2.17%	2.15%	2.15%
P-Class	1.43%	1.43%	1.45%	1.42%	1.40%	1.40%
Institutional Class	1.18%	1.18%	1.19%	1.17%	1.15%	1.15%

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

COMMODITIES STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P Goldman Sachs Commodity Index® (“GSCI” or the “underlying index”).

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	June 30, 2017

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as commodity-linked futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	36.2%
Guggenheim Strategy Fund II	36.2%
Total	72.4%

“Largest Holdings” exclude any temporary cash or derivative investments.

Average Annual Returns*
Periods Ended June 30, 2017

	6 month†	1 Year	5 Year	10 Year
A-Class Shares	(10.35%)	(9.02%)	(15.05%)	(11.42%)
A-Class Shares with sales charge‡	(14.61%)	(13.33%)	(15.88%)	(11.85%)
C-Class Shares	(10.75%)	(9.86%)	(15.68%)	(12.07%)
C-Class Shares with CDSC§	(11.65%)	(10.76%)	(15.68%)	(12.07%)
H-Class Shares	(10.38%)	(8.97%)	(15.05%)	(11.41%)
S&P 500 Index	9.34%	17.90%	14.63%	7.18%
S&P Goldman Sachs Commodity Index	(10.23%)	(9.02%)	(13.69%)	(9.67%)

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P GSCI and the S&P 500 Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
COMMODITIES STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 72.4%
Guggenheim Strategy Fund I1	42,150	$1,056,696
Guggenheim Strategy Fund II1	42,234	1,056,266
Total Mutual Funds
(Cost $2,097,592)		2,112,962

	Face Amount

U.S. TREASURY BILLS†† - 6.8%
U.S. Treasury Bill
0.91% due 08/03/17[2,3]	$200,000	199,853
Total U.S. Treasury Bills
(Cost $199,830)		199,853

REPURCHASE AGREEMENTS††,4 - 17.9%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	216,846	216,846
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	163,807	163,807

Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	140,959	140,959
Total Repurchase Agreements
(Cost $521,612)		521,612

Total Investments - 97.1%
(Cost $2,819,034)		$2,834,427
Other Assets & Liabilities, net - 2.9%		85,655
Total Net Assets - 100.0%		$2,920,082

	Contracts	Unrealized Gain

COMMODITY FUTURES CONTRACTS PURCHASED†
July 2017 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $2,893,850)	31	$148,704

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 10.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
[3]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 5.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
COMMODITIES STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Commodity Futures Contracts	$—	$148,704	$—	$—	$148,704
Mutual Funds	2,112,962	—	—	—	2,112,962
Repurchase Agreements	—	—	521,612	—	521,612
U.S. Treasury Bills	199,853	—	—	—	199,853
Total Assets	$2,312,815	$148,704	$521,612	$—	$2,983,131

*	Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
COMMODITIES STRATEGY FUND

June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $199,830)	$199,853
Investments in affiliated issuers, at value (cost $2,097,592)	2,112,962
Repurchase agreements, at value (cost $521,612)	521,612
Total investments (cost $2,819,034)	2,834,427
Cash	4
Receivables:
Variation margin	69,750
Fund shares sold	31,276
Dividends	3,419
Interest	15
Total assets	2,938,891

Liabilities:
Payable for:
Management fees	4,628
Fund shares redeemed	4,012
Distribution and service fees	1,731
Transfer agent and administrative fees	1,543
Portfolio accounting fees	617
Miscellaneous	6,278
Total liabilities	18,809
Commitments and contingent liabilities (Note 13)	—
Net assets	$2,920,082

Net assets consist of:
Paid in capital	$26,107,433
Accumulated net investment loss	(2,788,312)
Accumulated net realized loss on investments	(20,563,136)
Net unrealized appreciation on investments	164,097
Net assets	$2,920,082

A-Class:
Net assets	$868,485
Capital shares outstanding	11,298
Net asset value per share	$76.87
Maximum offering price per share (Net asset value divided by 95.25%)	$80.70

C-Class:
Net assets	$307,308
Capital shares outstanding	4,398
Net asset value per share	$69.87

H-Class:
Net assets	$1,744,289
Capital shares outstanding	22,681
Net asset value per share	$76.91

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
COMMODITIES STRATEGY FUND

Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$26,872
Interest	10,831
Total investment income	37,703

Expenses:
Management fees	28,654
Transfer agent and administrative fees	8,218
Distribution and service fees:
A-Class	1,365
C-Class	1,886
H-Class	6,381
Registration fees	3,947
Portfolio accounting fees	3,287
Trustees’ fees*	534
Custodian fees	493
Miscellaneous	4,638
Total expenses	59,403
Less:
Expenses waived by Adviser	(3,605)
Net expenses	55,798
Net investment loss	(18,095)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	$2,817
Futures contracts	(666,018)
Net realized loss	(663,201)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(22)
Investments in affiliated issuers	4,366
Futures contracts	(50,336)
Net change in unrealized appreciation (depreciation)	(45,992)
Net realized and unrealized loss	(709,193)
Net decrease in net assets resulting from operations	$(727,288)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
COMMODITIES STRATEGY FUND

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(18,095)	$(66,729)
Net realized loss on investments	(663,201)	(1,105,014)
Net change in unrealized appreciation (depreciation) on investments	(45,992)	268,384
Net decrease in net assets resulting from operations	(727,288)	(903,359)

Capital share transactions:
Proceeds from sale of shares
A-Class	43,350,652	112,059,540
C-Class	45,737	273,332
H-Class	63,595,577	139,296,552
Cost of shares redeemed
A-Class	(43,007,757)	(111,853,025)
C-Class	(176,332)	(323,925)
H-Class	(68,903,577)	(139,483,654)
Net decrease from capital share transactions	(5,095,700)	(31,180)
Net decrease in net assets	(5,822,988)	(934,539)

Net assets:
Beginning of period	8,743,070	9,677,609
End of period	$2,920,082	$8,743,070
Accumulated net investment loss at end of period	$(2,788,312)	$(2,770,217)

Capital share activity:
Shares sold
A-Class	560,583	1,420,897 *
C-Class	591	3,655 *
H-Class	840,460	1,729,009 *
Shares redeemed
A-Class	(559,489)	(1,418,693)*
C-Class	(2,348)	(4,539)*
H-Class	(903,843)	(1,753,049)*
Net decrease in shares	(64,046)	(22,720)

*	Capital share activity for the period presented through December 31, 2016 has been restated to reflect a 1:12 reverse share split effective October 28, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

CONSOLIDATED FINANCIAL HIGHLIGHTS
COMMODITIES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended June 30, 2017 [a]	Year Ended Dec. 31, 2016[f]	Year Ended Dec. 31, 2015[f]	Year Ended Dec. 31, 2014[f]	Year Ended Dec. 31, 2013[f]	Year Ended Dec. 31, 2012[f]
Per Share Data
Net asset value, beginning of period	$85.75	$77.58	$118.46	$179.18	$185.89	$194.11
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.09)	(1.32)	(1.80)	(2.76)	(2.76)
Net gain (loss) on investments (realized and unrealized)	(8.70)	8.26	(39.56)	(58.92)	(3.95)	(.54)
Total from investment operations	(8.88)	8.17	(40.88)	(60.72)	(6.71)	(3.30)
Less distributions from:
Net investment income	—	—	—	—	—	(4.92)
Total distributions	—	—	—	—	—	(4.92)
Net asset value, end of period	$76.87	$85.75	$77.58	$118.46	$179.18	$185.89

Total Return[c]	(10.35%)	10.59%	(34.55%)	(33.89%)	(3.62%)	(1.63%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$868	$875	$621	$3,419	$1,990	$5,840
Ratios to average net assets:
Net investment income (loss)	(0.44%)	(1.02%)	(1.26%)	(1.03%)	(1.50%)	(1.40%)
Total expenses[d]	1.74%	1.77%	1.75%	1.64%	1.63%	1.59%
Net expenses[e]	1.64%	1.65%	1.62%	1.56%	1.53%	1.49%
Portfolio turnover rate	—	208%	486%	238%	—	—

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
COMMODITIES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended June 30, 2017 [a]	Year Ended Dec. 31, 2016[f]	Year Ended Dec. 31, 2015[f]	Year Ended Dec. 31, 2014[f]	Year Ended Dec. 31, 2013[f]	Year Ended Dec. 31, 2012[f]
Per Share Data
Net asset value, beginning of period	$78.32	$71.38	$109.79	$167.19	$174.69	$184.06
Income (loss) from investment operations:
Net investment income (loss)[b]	(.41)	(.11)	(1.92)	(2.76)	(3.84)	(3.96)
Net gain (loss) on investments (realized and unrealized)	(8.04)	7.05	(36.49)	(54.64)	(3.66)	(.49)
Total from investment operations	(8.45)	6.94	(38.41)	(57.40)	(7.50)	(4.45)
Less distributions from:
Net investment income	—	—	—	—	—	(4.92)
Total distributions	—	—	—	—	—	(4.92)
Net asset value, end of period	$69.87	$78.32	$71.38	$109.79	$167.19	$174.69

Total Return[c]	(10.75%)	9.66%	(34.97%)	(34.31%)	(4.33%)	(2.38%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$307	$482	$502	$1,135	$1,947	$2,575
Ratios to average net assets:
Net investment income (loss)	(1.12%)	(1.48%)	(1.95%)	(1.77%)	(2.25%)	(2.15%)
Total expenses[d]	2.51%	2.51%	2.49%	2.39%	2.39%	2.34%
Net expenses[e]	2.38%	2.38%	2.35%	2.32%	2.28%	2.24%
Portfolio turnover rate	—	208%	486%	238%	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)(concluded)
COMMODITIES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended June 30, 2017 [a]	Year Ended Dec. 31, 2016[f]	Year Ended Dec. 31, 2015[f]	Year Ended Dec. 31, 2014[f]	Year Ended Dec. 31, 2013[f]	Year Ended Dec. 31, 2012[f]
Per Share Data
Net asset value, beginning of period	$85.82	$77.69	$118.68	$179.41	$185.95	$194.10
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.07)	(1.32)	(1.80)	(2.76)	(2.76)
Net gain (loss) on investments (realized and unrealized)	(8.69)	8.20	(39.67)	(58.93)	(3.78)	(.47)
Total from investment operations	(8.91)	8.13	(40.99)	(60.73)	(6.54)	(3.23)
Less distributions from:
Net investment income	—	—	—	—	—	(4.92)
Total distributions	—	—	—	—	—	(4.92)
Net asset value, end of period	$76.91	$85.82	$77.69	$118.68	$179.41	$185.95

Total Return[c]	(10.38%)	10.52%	(34.58%)	(33.85%)	(3.55%)	(1.57%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,744	$7,386	$8,555	$8,160	$12,042	$23,671
Ratios to average net assets:
Net investment income (loss)	(0.53%)	(0.87%)	(1.33%)	(1.05%)	(1.50%)	(1.40%)
Total expenses[d]	1.77%	1.74%	1.75%	1.65%	1.63%	1.60%
Net expenses[e]	1.66%	1.62%	1.63%	1.57%	1.53%	1.49%
Portfolio turnover rate	—	208%	486%	238%	—	—

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Reverse share split — Per share amounts for the periods presented through December 31, 2016 have been restated to reflect a 1:12 reverse share split effective October 28, 2016 — See Note 12.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At June 30, 2017, the Trust consisted of forty-nine funds.

This report covers the Multi-Hedge Strategies Fund and Commodities Strategy Fund (the “Funds”), each a non-diversified investment company. Only A-Class, C-Class, H-Class, P-Class and Institutional Class had been issued by the Funds.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Consolidation of Subsidiary

Each of the consolidated financial statements of the Funds includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

A summary of each Fund’s investment in its respective Subsidiary is as follows:

Fund	Commencement Date of Subsidiary	Subsidiary Net Assets at June 30, 2017	% of Net Assets of the Fund at June 30, 2017
Multi-Hedge Strategies Fund	09/18/09	$3,448,859	4.2%
Commodities Strategy Fund	09/08/09	693,544	23.8%

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter (“OTC”) options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

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The values of OTC swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps’ values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair- valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

D. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss

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from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

E. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

G. The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

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H. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

I. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

J. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

K. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.06% at June 30, 2017.

L. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Consolidated Notes to Financial Statements.

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Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

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Options Written

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following tables represent the Funds’ use and activity of options written for the period ended June 30, 2017:

Fund	Use
Multi-Hedge Strategies Fund	Hedge, Income

Written Call Options
	Multi-Hedge Strategies
	Number of Contracts	Premium Amount
Balance at December 31, 2016	130	$530
Options Written	145	1,077
Options terminated in closing purchase transactions	(65)	(617)
Options expired	(210)	(990)
Options exercised	—	—
Balance at June 30, 2017	—	$—

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Consolidated Statements of Assets and Liabilities; securities held as collateral are noted on the Consolidated Schedules of Investments.

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The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Multi-Hedge Strategies Fund	Duration, Hedge, Index exposure, Leverage, Liquidity, Speculation	$29,594,735	$16,380,237
Commodities Strategy Fund	Index exposure, Liquidity	4,607,956	—

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds’ use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Multi-Hedge Strategies Fund	Hedge, Index exposure, Leverage, Liquidity, Speculation	$9,846,191	$3,821,744

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Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Consolidated Statements of Assets and Liabilities as of June 30, 2017:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Interest Rate/Commodity contracts	Variation margin	Variation margin
Equity contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2017:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Futures Interest Rate Contracts*	Futures Commodity Contracts*	Total Value at June 30, 2017
Multi-Hedge Strategies Fund	$435,685	$72,721	$18,650	$10,190	$100,132	$637,378
Commodities Strategy Fund	—	—	—	—	148,704	148,704

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Futures Interest Rate Contracts*	Futures Commodity Contracts*	Total Value at June 30, 2017
Multi-Hedge Strategies Fund	$339,213	$66,669	$3,743	$107,242	$110,445	$627,312

*
Includes cumulative appreciation (depreciation) of futures contracts as reported on the Consolidated Schedules of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

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The following is a summary of the location of derivative investments on the Funds’ Consolidated Statements of Operations for the period ended June 30, 2017:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Interest Rate/Commodity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Equity contracts	Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Consolidated Statements of Operations categorized by primary risk exposure for the period ended June 30, 2017:

Realized Gain (Loss) on Derivative Investments Recognized on the Consolidated Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Futures Commodity Contracts	Options Written Equity Contracts	Total
Multi-Hedge Strategies Fund	$284,011	$191,090	$(91,650)	$(12,398)	$(518,187)	$1,607	$(145,527)
Commodities Strategy Fund	—	—	—	—	(666,018)	—	(666,018)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Consolidated Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Futures Commodity Contracts	Options Written Equity Contracts	Total
Multi-Hedge Strategies Fund	$(329,484)	$135,180	$(69,170)	$(214,779)	$(44,973)	$26,345	$(496,881)
Commodities Strategy Fund	—	—	—	—	(50,336)	—	(50,336)

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

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The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Multi-Hedge Strategies Fund	1.15%
Commodities Strategy Fund	0.75%

GI has contractually agreed to waive the management fee it receives from each Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Funds invest in the Subsidiaries, and may not be terminated by GI unless GI obtains the prior approval of the Funds’ Board of Trustees for such termination. For the period ended June 30, 2017, Multi-Hedge Strategies Fund and Commodities Strategy Fund waived $21,356 and $3,605, respectively, related to investments in the Subsidiary.

As part of its agreement with the Trust, GI will pay all expenses of the Multi-Hedge Strategies Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, subsidiary expenses and extraordinary expenses.

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares, H-Class and P-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual

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distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

If a Fund invests in an affiliated fund, the investing Fund’s adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2017, the Multi–Hedge Strategies Fund waived $43 related to investments in affiliated funds.

For the period ended June 30, 2017, GFD retained sales charges of $103,978 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. For providing the aforementioned services, MUIS is entitled to receive a monthly fee equal to an annual percentage of the Funds’ average daily net assets subject to certain minimum monthly fees and out of pocket expenses.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

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The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Trust, along with other affiliated trusts, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2017, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc. 0.99% Due 07/03/17	$66,081,561	$66,087,012	U.S. Treasury Strips 0.00% 11/15/42	$140,899,200	$67,403,238
RBC Capital Markets LLC 1.01% Due 07/03/17	64,247,471	64,252,879	U.S. TIP Notes 0.13% 04/15/19 - 04/15/20	62,569,400	65,532,506
Bank of America Merrill Lynch 1.08% Due 07/03/17	44,188,662	44,192,639	U.S. Treasury Bond 3.00% 05/15/47	43,303,110	45,072,474

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Consolidated Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and

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other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2017, the Funds participated in securities lending as follows:

	Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Multi-Hedge Strategies Fund	$132,181	$(132,181)	$—	$136,560	$—	$136,560

(a)	Actual collateral received by the Fund is greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

7. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between

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a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Consolidated Statements of Assets and Liabilities in conformity with U.S. GAAP:

			Gross Amounts Offset in the	Net Amount of Assets Presented on the	Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Consolidated Statements of Assets and Liabilities	Consolidated Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Multi-Hedge Strategies Fund	Swap equity contracts	$72,721	$—	$72,721	$—	$—	$72,721

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			Gross Amounts Offset in the	Net Amount of Liabilities Presented on the	Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Consolidated Statements of Assets and Liabilities	Consolidated Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Multi-Hedge Strategies Fund	Swap equity contracts	$66,669	$—	$66,669	$—	$66,669	$—

[1]	Exchange-traded futures are excluded from these reported amounts.

8. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ consolidated financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The Funds intend to invest up to 25% of their assets in the respective Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

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At June 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Multi-Hedge Strategies Fund	$74,320,528	$5,648,510	$(743,670)	$4,904,840
Commodities Strategy Fund	3,125,122	—	(290,695)	(290,695)

9. Securities Transactions

For the period ended June 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Multi-Hedge Strategies Fund	$68,892,659	$82,353,645
Commodities Strategy Fund	—	800,000

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2017, the Funds did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

10. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management

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Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended June 30, 2017, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers by Fund	Value 12/31/16	Additions	Reductions	Value 06/30/17	Shares 06/30/17	Investment Income	Realized Gain (Loss)
Multi-Hedge Strategies Fund
Advent Claymore Convertible Securities and Income Fund	$8,837	$12,255	$(1,901)	$19,978	1,237	$298	$(123)
Advent Claymore Convertible Securities and Income Fund II	202,831	—	(189,822)	23,836	3,826	8,668	(20,896)
Advent/Claymore Enhanced Growth & Income Fund	60,763	—	(44,138)	19,828	2,266	2,821	(5,118)
Guggenheim Enhanced Equity Income Fund	—	—	(4)	6,864	830	199	—
Guggenheim Enhanced Equity Strategy Fund	8,366	—	(9,045)	—	—	—	682
Guggenheim Equal Weight Enhanced Equity Income Fund	7,956	—	(1,469)	—	—	213	57
Guggenheim Strategy Fund I	25,559	227	—	25,857	1,031	227	—
Guggenheim Strategy Fund II	6,081	69	—	6,165	247	69	—
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	441,333	—	(376,253)	61,084	5,543	7,292	(53,599)
Western Asset/Claymore Inflation-Linked Securities & Income Fund	400,480	—	(338,175)	55,754	4,934	6,274	(44,268)
	$1,162,206	$12,551	$(960,807)	$219,366		$26,061	$(123,265)

Commodities Strategy Fund
Guggenheim Strategy Fund I	$1,452,887	$—	$(400,000)	$1,056,696	42,150	$11,724	$1,337
Guggenheim Strategy Fund II	1,452,892	—	(400,000)	1,056,266	42,234	15,148	1,480
	$2,905,779	$—	$(800,000)	$2,112,962		$26,872	$2,817

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11. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 11, 2018. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.92% for the period ended June 30, 2017. The Funds did not have any borrowings outstanding under this agreement at June 30, 2017. The Funds did not have any borrowings outstanding under this agreement at June 30, 2017, and did not participate in borrowing during the period.

12. Share Splits

Share splits occurred for the following Fund at the close of business:

Fund	Effective Date	Split Type
Commodities Strategy Fund	October 28, 2016	One-for-twelve Reverse Share Split

The effect of this transaction was to divide the number of outstanding shares of the Commodities Strategy Fund by its reverse split ratio, resulting in a corresponding increase in the NAV. The share transactions presented in the Consolidated Statement of Changes in net assets and the per share data in the Consolidated Financial Highlights for each of the periods presented prior to the effective date, have been restated to reflect the share split. There was no change in net assets, results of operations or total return as a result of this transaction.

13. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

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In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intends to permit an interlocutory appeal of the dismissal order, but will wait to do so until it has resolved outstanding motions to dismiss filed by other defendants. Accordingly, the timing of the appeal is uncertain.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. The Supreme Court has not yet granted or denied the petition for certiorari.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds

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received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”). Its funds may also be putative members of the proposed defendant classes in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adv. Pro. No. 12-1570 (Bankr. S.D.N.Y.) (“Reichman”).

Similar to the claims made in the Tribune matter, the Weisfelner complaints seek to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008. The Creditor Trust Action and Reichman allege claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and intentional fraudulent transfer. The Litigation Trust Action alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On April 7, 2014, the plaintiff filed a Third Amended Complaint in the Creditor Trust Action, a Second Amended Complaint in the Litigation Trust Action, and an Amended Complaint in Reichman.

On May 8, 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Bankruptcy Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff appealed the dismissal to the U.S. District Court for the Southern District of New York.

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On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment. On May 30, 2017, the shareholder defendants filed a motion to remand the proceedings in the Creditor Trust and Reichman Actions to the Bankruptcy Court, for consideration of the collateral estoppel ground for dismissal raised by the Bankruptcy Court’s ruling in the Blavatnik Action. The District Court has not yet ruled on the motion to remand

On July 27, 2016, the District Court reversed the Bankruptcy Court and reinstated the federal law intentional fraudulent transfer claim in the Litigation Trust Action and remanded to the Bankruptcy Court for further proceedings. The District Court found that the fraudulent intent that mattered was that of Lyondell’s CEO, not its board, because the CEO’s intent could be imputed to Lyondell under Delaware law agency principles. The District Court did note, however, that plaintiff faces a high standard for proving “actual intent” to harm creditors, and that it remains to be seen whether plaintiff will be able to make this showing. On August 11, 2016, the shareholder defendants filed a motion for reconsideration and/or to certify an interlocutory appeal of the District Court’s opinion. On October 5, 2016, the District Court denied the motion for reconsideration and/or to certify an interlocutory appeal. In light of this ruling, the federal intentional fraudulent conveyance claim will move forward before the Bankruptcy Court, but a schedule for that case has not yet been set. On April 21, 2017, the Bankruptcy Court issued an Opinion and Order After Trial in a related Lyondell litigation (the “Blavatnik Action”) rejecting claims for intentional fraudulent transfer and constructive fraudulent transfer in connection with the 2007 LBO. Based on this related ruling in the Blavatnik Action, the shareholder defendants filed a motion to dismiss the Litigation Trust Action on the grounds of collateral estoppel on May 30, 2017. The Bankruptcy Court has not yet ruled on this new motion to dismiss.

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

The Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), attended an in-person meeting held on May 25, 2017, called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Advisor”) applicable to the Multi-Hedge Strategies Fund and Commodities Strategy Fund, each a series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Board unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period based on the Board’s review of qualitative and quantitative information provided by the Advisor. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 26, 2017 (together, with the May 25 meeting, the “Meetings”). The Board

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considered the materials provided by the Advisor and the review conducted at the April 26 meeting to be an integral part of the Trustees’ deliberations and their process in considering the renewal of the Investment Advisory Agreement.

Prior to reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees regarding the Board’s fiduciary responsibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements and participated in question and answer sessions with representatives of the Advisor. The Independent Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). The Independent Trustees carefully evaluated this information, met in executive session outside the presence of fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s substantial commitment to the recruitment and retention of high quality personnel; (c) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts, giving special attention to the existence of economies of scale and the absence of breakpoints in these fees and the Advisor’s rationale for not providing for breakpoints at this point in time; (d) each Fund’s overall fees and operating expenses compared with those of similar funds; (e) the level of the Advisor’s profitability from its Fund-related operations; (f) the Advisor’s compliance processes and systems; (g) the Advisor’s compliance policies and procedures; (h) the Advisor’s reputation, expertise and resources in the financial markets; (i) Fund performance compared with that of similar funds and/or appropriate benchmarks; (j) other benefits to the Advisor and/or its affiliates from their relationship to the Funds; and (k) the Advisor’s maintenance of operational resources necessary to manage the Funds in a professional manner consistent with the best interests of the Funds and their shareholders. In its deliberations, the Trustees did not identify any particular factor or factors that was controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees for each Fund are reasonable in light of, and not so disproportionately large as to bear no reasonable relationship to, the services that it provides to such Fund; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

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OTHER INFORMATION (Unaudited)(continued)

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies (including the extent to which the Funds use derivatives), Fund risk management process, brokerage practices, and the adequacy of its compliance systems and processes, proxy voting policies and practices, and cybersecurity programs. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the approval of the Investment Advisory Agreement would enable shareholders of the Funds to receive high quality services at a cost that was appropriate and reasonable.

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare reports to help the Board compare the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of funds selected by FUSE. In the reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Advisor’s representation that it found the peer groups compiled by FUSE to be appropriate, but also acknowledged the existence of certain differences between the Funds and their peer funds (e.g., specific differences in principal investment strategies, and, if applicable, tradability) that should be reviewed in context. With respect to tradability, in particular, the Board considered that non-tradable funds incur lower expense ratios than tradable funds because non-tradable funds experience less shareholder activity and lower transaction volumes than tradable funds. The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for the Fund compared to that of its peers. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed the FUSE reports. The Board also reviewed information regarding the

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OTHER INFORMATION (Unaudited)(concluded)

direct revenue received by the Advisor and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability analysis. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

Economies of Scale. The Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex often increase and decrease significantly due to the unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board noted that it intends to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be received by the Advisor and its affiliates as a result of their relationship with the Funds, including any intangible benefits to the Advisor. In particular, the Board considered the nature, extent, quality, and cost of certain distribution and shareholder services performed by the Advisor’s affiliate, Guggenheim Funds Distributors, LLC, under the distribution agreement and the Distribution and Shareholder Services Plan pursuant to Rule 12b-1 of the 1940 Act. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliate’s commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the continuation of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	President, Chief Executive Officer and Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	233
Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Angela Brock-Kyle***** (1959)	Trustee, Member of the Audit Committee; Member of the Compliance and Risk Oversight Committee; and Member of the Governance Committee from August 2016 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	133	Infinity Property & Casualty Corporation (2014-present).

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - continued
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	133	Epiphany Funds (3) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	133	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - concluded
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Chairman and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.
Sandra G. Sponem***** (1958)	Trustee, Member of the Audit Committee, Member of the Investment and Performance Committee, and Member of the Nominating Committee from November 2016 to present.	Current: Retired Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-2017).	133	None.

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Michael P. Byrum (1970)	Vice President (1999-present)
Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Joanna M. Catalucci (1966)	AML Officer (2016-present)
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer (2016-present)
Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - continued
Keith D. Kemp (1960)	Assistant Treasurer (2016-present)
Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investment Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present)
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Glenn McWhinnie (1969)	Assistant Treasurer (2016-present)	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present)
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer (2016-present)
Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer (2016-present)
Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present)
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***
The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
*****	Mses. Brock-Kyle and Sponem commenced serving as independent Trustees effective August 18, 2016.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

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6.30.2017

Guggenheim Funds Semi-Annual Report

Guggenheim Alternative Fund
Guggenheim Managed Futures Strategy Fund

GuggenheimInvestments.com	RMFSF-SEMI-0617x1217

TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
MANAGED FUTURES STRATEGY FUND	8
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	25
OTHER INFORMATION	42
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	46
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	52

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2017

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for the Managed Futures Strategy Fund (the “Fund”) that is part of the Rydex Series Funds. This report covers performance of the Fund for the semi-annual period ended June 30, 2017.

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
July 31, 2017

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Fund may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2017

First-quarter real gross domestic product (“GDP”) growth came in weak relative to the third and fourth quarters of 2016, at only 1.4% quarter over quarter annualized, consistent with the historical pattern of soft first-quarter data. Tracking estimates point to a rebound in second-quarter growth. There have been concerns about consumer health amid weakness in retail and autos, but we maintain that these are experiencing sector-specific problems. Household balance sheets and consumer spending appear solid overall.

The unemployment rate continues to decline to levels not seen since 2001, despite muted economic growth. As of June 2017, the unemployment rate stood at 4.3%, below what the U.S. Federal Reserve (the “Fed”) forecasted as recently as March to be the cycle low, and we expect it will fall to 3.8% or lower next year. While a tightening labor market has not done much to lift wage growth or inflation in the current cycle, Fed Chair Janet Yellen and many of her colleagues still see a tighter labor market as a reason to continue to remove accommodation.

In June the Fed delivered its fourth rate hike since the financial crisis, raising the fed funds rate target range to 1.00–1.25%. It proceeded with the rate hike despite three consecutive months of soft inflation readings. The statement noted that the Fed continues to expect inflation on a 12-month basis to stabilize around the 2% objective over the medium term. This suggests the Fed views recent weakness as transient. As long as the unemployment rate continues to decline, we believe the Fed will feel compelled to continue hiking to stay ahead of potential inflationary pressures, given the lags associated with monetary policy effects.

Median Federal Open Market Committee (“FOMC”) projections suggest one additional rate increase in 2017, three in 2018, and three more in 2019. These are not conditioned on expectations for fiscal stimulus, though they do incorporate an expectation that the natural rate of interest will rise somewhat over time, but perhaps not as much as the Fed currently projects. We expect that the Fed will forego a rate hike in September in order to launch the tapering of portfolio reinvestments, but the Fed will pick it up again in December, contingent on steady economic data and supportive financial conditions. Weak oil prices over the second quarter of 2017 should once again boost headline inflation readings in 2018 due to base effects, which, when combined with steady economic growth and falling unemployment, could prompt the Fed to raise rates three or possibly four times in 2018.

On its own, the start of Fed balance sheet normalization should not lead to a notable increase in market volatility. The Fed has signaled its intentions well in advance, giving markets time to prepare, and pay-downs will ramp up only gradually over the course of a year.

Still, volatility across a range of markets is abnormally low, and asset valuations appear stretched. Markets shrugged off worrisome developments during the second quarter, including declining oil prices, a lack of progress on fiscal legislation in Washington, D.C., and rising geopolitical risks. A near-term pullback in risk assets is possible in the third or fourth quarters, with low volatility and tight spreads making credit markets particularly vulnerable during what is already a seasonally weak period for risk assets. Moves toward a less accommodative stance by the European Central Bank, the Bank of Japan, and/or the Bank of England may be a catalyst for instability.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2017

For the six-month period ended June 30, 2017, the Standrd & Poor’s 500® (“S&P 500®”)* Index returned 9.34%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 13.81%. The return of the MSCI Emerging Markets Index* was 18.43%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 2.27% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 4.93%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.31% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2016 and ending June 30, 2017.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Consolidated Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2016	Ending Account Value June 30, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Managed Futures Strategy Fund
A-Class	1.72%	(1.18%)	$ 1,000.00	$ 988.20	$ 8.48
C-Class	2.47%	(1.51%)	1,000.00	984.90	12.16
P-Class	1.71%	(0.96%)	1,000.00	990.40	8.44
Institutional Class	1.52%	(1.10%)	1,000.00	989.00	7.50

Table 2. Based on hypothetical 5% return (before expenses)
Managed Futures Strategy Fund
A-Class	1.72%	5.00%	$ 1,000.00	$ 1,016.27	$ 8.60
C-Class	2.47%	5.00%	1,000.00	1,012.55	12.33
P-Class	1.71%	5.00%	1,000.00	1,016.31	8.55
Institutional Class	1.52%	5.00%	1,000.00	1,017.26	7.60

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period December 31, 2016 to June 30, 2017.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

MANAGED FUTURES STRATEGY FUND

OBJECTIVE: Seeks to achieve absolute returns.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 2, 2007
C-Class	March 2, 2007
P-Class	March 2, 2007
Institutional Class	May 3, 2010

The Fund invests principally in derivative investments such as futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund III	28.4%
Guggenheim Strategy Fund II	17.6%
Guggenheim Strategy Fund I	16.6%
Guggenheim Ultra Short Duration ETF	10.2%
Total	72.8%

“Largest Holdings” excludes any temporary cash or derivative investments.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	June 30, 2017

Average Annual Returns*

Periods Ended June 30, 2017

	6 month†	1 Year	5 Year	10 Year
A-Class Shares	(1.18%)	(7.75%)	(1.26%)	(1.85%)
A-Class Shares with sales charge‡	(5.86%)	(12.12%)	(2.21%)	(2.33%)
C-Class Shares	(1.51%)	(8.41%)	(2.00%)	(2.59%)
C-Class Shares with CDSC§	(2.49%)	(9.28%)	(2.00%)	(2.59%)
P-Class Shares	(0.96%)	(7.55%)	(1.21%)	(1.83%)
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index	0.31%	0.49%	0.17%	0.58%

	6 month†	1 Year	5 Year	Since Inception (05/03/10)
Institutional Class Shares	(1.10%)	(7.53%)	(1.02%)	(2.99%)
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index	0.31%	0.49%	0.17%	0.16%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
MANAGED FUTURES STRATEGY FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 10.2%
Guggenheim Ultra Short Duration ETF[1]	108,400	$5,452,520
Total Exchange-Traded Funds
(Cost $5,429,550)		5,452,520

MUTUAL FUNDS† - 62.6%
Guggenheim Strategy Fund III1	609,446	15,242,254
Guggenheim Strategy Fund II1	377,765	9,447,897
Guggenheim Strategy Fund I1	354,389	8,884,521
Total Mutual Funds
(Cost $33,519,441)		33,574,672

	Face Amount

U.S. TREASURY BILLS†† - 10.4%
U.S. Treasury Bill
0.91% due 08/03/17[2,3]	$5,600,000	5,595,890
Total U.S. Treasury Bills
(Cost $5,595,252)		5,595,890

REPURCHASE AGREEMENTS††,4 - 13.0%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	2,650,272	2,650,272
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	2,429,773	2,429,773
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	1,881,175	1,881,175
Total Repurchase Agreements
(Cost $6,961,220)		6,961,220

Total Investments - 96.2%
(Cost $51,505,463)		$51,584,302
Other Assets & Liabilities, net - 3.8%		2,042,327
Total Net Assets - 100.0%		$53,626,629

	Contracts	Unrealized Gain (Loss)

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2017 New Zealand Dollar Futures Contracts (Aggregate Value of Contracts $5,855,200)	80	$89,989
September 2017 Euro FX Futures Contracts (Aggregate Value of Contracts $8,742,825)	61	68,558
September 2017 Australian Dollar Futures Contracts (Aggregate Value of Contracts $4,299,680)	56	33,623
September 2017 British Pound Futures Contracts (Aggregate Value of Contracts $3,508,264)	43	7,293
September 2017 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $1,853,280)	24	2,682
September 2017 Mexican Peso Futures Contracts (Aggregate Value of Contracts $4,083,000)	150	(42,999)
(Total Aggregate Value of Contracts $28,342,249)		$159,146

COMMODITY FUTURES CONTRACTS PURCHASED†
August 2017 LME Lead Futures Contracts (Aggregate Value of Contracts $686,926)	12	$44,824
September 2017 Copper Futures Contracts (Aggregate Value of Contracts $475,039)	7	22,342
August 2017 Lean Hogs Futures Contracts (Aggregate Value of Contracts $536,000)	16	20,428

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MANAGED FUTURES STRATEGY FUND

	Contracts	Unrealized Gain (Loss)

August 2017 Cattle Feeder Futures Contracts (Aggregate Value of Contracts $815,100)	11	$18,694
August 2017 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $620,700)	5	8,265
September 2017 Wheat Futures Contracts (Aggregate Value of Contracts $52,575)	2	6,008
September 2017 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $52,825)	2	5,231
August 2017 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $63,617)	1	4,646
August 2017 NY Harbor ULSD Futures Contracts (Aggregate Value of Contracts $62,378)	1	1,244
August 2017 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $191,410)	4	951
August 2017 LME Zinc Futures Contracts (Aggregate Value of Contracts $68,934)	1	182
August 2017 Live Cattle Futures Contracts (Aggregate Value of Contracts $1,395,300)	30	(28,767)
(Total Aggregate Value of Contracts $5,020,804)		$104,048

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2017 Euro - BTP Italian Government Bond Futures Contracts†† (Aggregate Value of Contracts $16,353,420)	106	119,569
September 2017 Euro - OATS Futures Contracts†† (Aggregate Value of Contracts $3,728,567)	22	(8,467)
September 2017 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $432,870)	4	(9,012)
September 2017 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,886,850)	22	(9,170)
September 2017 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $4,477,469)	38	(11,470)
September 2017 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $5,621,245)	44	(14,050)
September 2017 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $3,388,922)	27	(17,557)
September 2017 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $3,076,251)	20	(30,925)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MANAGED FUTURES STRATEGY FUND

	Contracts	Unrealized Gain (Loss)

September 2017 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $2,158,406)	13	$(31,327)
September 2017 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $12,379,885)	67	(52,388)
September 2017 U.S. Treasury 5 Year Note Futures Contracts†† (Aggregate Value of Contracts $4,727,879)	29	(101,401)
September 2017 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $5,446,737)	55	(101,490)
(Total Aggregate Value of Contracts $63,678,501)		$(267,688)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 Tokyo Stock Price Index Futures Contracts†† (Aggregate Value of Contracts $2,298,924)	16	$22,447
September 2017 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $3,514,004)	33	20,614
July 2017 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $4,099,861)	25	11,392
September 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $919,165)	13	5,788
September 2017 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $872,900)	5	4,731
July 2017 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $2,157,680)	56	4,097
September 2017 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $1,428,293)	8	1,608
July 2017 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $326,901)	5	(1,178)
September 2017 S&P/TSX 60 IX Index Futures Contracts†† (Aggregate Value of Contracts $273,886)	2	(3,266)
September 2017 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $1,109,790)	22	(3,318)
September 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,057,850)	17	(3,760)
September 2017 FTSE MIB Index Futures Contracts†† (Aggregate Value of Contracts $234,472)	2	(4,412)

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MANAGED FUTURES STRATEGY FUND

	Contracts	Unrealized Gain (Loss)

September 2017 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $653,217)	6	$(7,191)
September 2017 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $1,700,010)	18	(8,448)
July 2017 OMX Stockholm 30 Index Futures Contracts†† (Aggregate Value of Contracts $380,622)	20	(10,324)
July 2017 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $940,354)	16	(22,197)
September 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $3,052,890)	27	(37,937)
July 2017 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $1,745,004)	15	(48,453)
September 2017 Euro STOXX 50 Index Futures Contracts†† (Aggregate Value of Contracts $1,692,986)	43	(51,826)
September 2017 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $2,553,308)	27	(55,628)
July 2017 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $2,272,771)	19	(58,599)
September 2017 DAX Index Futures Contracts†† (Aggregate Value of Contracts $2,471,987)	7	(64,923)
(Total Aggregate Value of Contracts $36,756,875)		$(310,783)

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2017 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $8,490,823)	99	$40,932
September 2017 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,782,569)	18	31,894
September 2017 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $12,228,581)	113	19,358
September 2017 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $4,322,500)	20	4,188
September 2017 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $3,609,731)	24	2,041
September 2017 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $8,409,547)	67	1,229

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MANAGED FUTURES STRATEGY FUND

	Contracts	Unrealized Gain (Loss)

September 2017 U.S. Treasury 5 Year Note Futures Contracts†† (Aggregate Value of Contracts $163,030)	1	$526
September 2017 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $4,215,934)	33	(163)
(Total Aggregate Value of Contracts $43,222,715)		$100,005

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2017 Japanese Yen Futures Contracts (Aggregate Value of Contracts $6,689,626)	60	$115,773
September 2017 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $3,320,460)	43	(52,885)
(Total Aggregate Value of Contracts $10,010,086)		$62,888

EQUITY FUTURES CONTRACTS SOLD SHORT††
July 2017 H-Shares Index Futures Contracts (Aggregate Value of Contracts $326,901)	5	$(139)
September 2017 FTSE/JSE TOP 40 Index Futures Contracts (Aggregate Value of Contracts $487,968)	14	(250)
(Total Aggregate Value of Contracts $814,869)		$(389)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
September 2017 Silver Futures Contracts (Aggregate Value of Contracts $830,750)	10	24,823
October 2017 Sugar #11 Futures Contracts (Aggregate Value of Contracts $1,005,368)	65	20,492
September 2017 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $708,469)	15	11,516
September 2017 Cocoa Futures Contracts (Aggregate Value of Contracts $559,990)	29	11,228
December 2017 Cotton #2 Futures Contracts (Aggregate Value of Contracts $583,865)	17	5,907
October 2017 Platinum Futures Contracts (Aggregate Value of Contracts $277,860)	6	3,832
September 2017 Corn Futures Contracts (Aggregate Value of Contracts $437,000)	23	780
August 2017 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $47,853)	1	(899)
August 2017 Lean Hogs Futures Contracts (Aggregate Value of Contracts $67,000)	2	(3,387)
August 2017 Natural Gas Futures Contracts (Aggregate Value of Contracts $575,700)	19	(3,671)

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MANAGED FUTURES STRATEGY FUND

	Contracts	Unrealized Loss

August 2017 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $445,322)	7	$(15,814)
August 2017 WTI Crude Futures Contracts (Aggregate Value of Contracts $784,890)	17	(18,606)
September 2017 Brent Crude Futures Contracts (Aggregate Value of Contracts $977,600)	20	(18,921)
September 2017 Wheat Futures Contracts (Aggregate Value of Contracts $184,013)	7	(22,815)
December 2017 Soybean Meal Futures Contracts (Aggregate Value of Contracts $1,644,590)	53	(23,234)
August 2017 LME Nickel Futures Contracts (Aggregate Value of Contracts $506,061)	9	(24,197)
September 2017 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $237,713)	9	(28,247)
December 2017 Soybean Futures Contracts (Aggregate Value of Contracts $800,400)	40	(32,307)
August 2017 NY Harbor ULSD Futures Contracts (Aggregate Value of Contracts $686,162)	11	(36,305)
August 2017 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $1,102,500)	25	(41,442)
November 2017 Soybean Futures Contracts (Aggregate Value of Contracts $2,524,125)	53	(48,463)
(Total Aggregate Value of Contracts $14,987,231)		$(239,730)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
[3]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 5.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
MANAGED FUTURES STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$211,393	$—	$—	$—	$211,393
Currency Futures Contracts	—	317,918	—	—	—	317,918
Equity Futures Contracts	—	35,230	—	35,447	—	70,677
Exchange-Traded Funds	5,452,520	—	—	—	—	5,452,520
Interest Rate Futures Contracts	—	5,417	—	214,320	—	219,737
Mutual Funds	33,574,672	—	—	—	—	33,574,672
Repurchase Agreements	—	—	6,961,220	—	—	6,961,220
U.S. Treasury Bills	—	—	5,595,890	—	—	5,595,890
Total Assets	$39,027,192	$569,958	$12,557,110	$249,767	$—	$52,404,027

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$347,075	$—	$—	$—	$347,075
Currency Futures Contracts	—	95,884	—	—	—	95,884
Equity Futures Contracts	—	53,463	—	328,386	—	381,849
Interest Rate Futures Contracts	—	91,279	—	296,141	—	387,420
Total Liabilities	$—	$587,701	$—	$624,527	$—	$1,212,228

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MANAGED FUTURES STRATEGY FUND

June 30, 2017

Assets:
Investments in affiliated issuers, at value (cost $38,948,991)	$39,027,192
Investments in unaffiliated issuers, at value (cost $5,595,252)	5,595,890
Repurchase agreements, at value (cost $6,961,220)	6,961,220
Total investments (cost $51,505,463)	51,584,302
Segregated cash with broker	2,881,632
Receivables:
Fund shares sold	21,185
Dividends	64,782
Interest	197
Securities lending income	513
Total assets	54,552,611

Liabilities:
Segregated cash due to broker	39,840
Overdraft due to custodian bank	26,221
Payable for:
Variation margin	672,835
Securities purchased	68,303
Management fees	40,645
Fund shares redeemed	19,660
Distribution and service fees	15,199
Transfer agent and administrative fees	11,538
Portfolio accounting fees	4,616
Miscellaneous	27,125
Total liabilities	925,982
Commitments and contingent liabilities (Note 11)	—
Net assets	$53,626,629

Net assets consist of:
Paid in capital	$155,705,332
Accumulated net investment loss	(13,352,892)
Accumulated net realized loss on investments and foreign currency	(88,412,374)
Net unrealized depreciation on investments and foreign currency	(313,437)
Net assets	$53,626,629

A-Class:
Net assets	$13,158,036
Capital shares outstanding	711,190
Net asset value per share	$18.50
Maximum offering price per share (Net asset value divided by 95.25%)	$19.42

C-Class:
Net assets	$8,732,061
Capital shares outstanding	513,637
Net asset value per share	$17.00

P-Class:
Net assets	$22,516,292
Capital shares outstanding	1,214,243
Net asset value per share	$18.54

Institutional Class:
Net assets	$9,220,240
Capital shares outstanding	488,709
Net asset value per share	$18.87

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
MANAGED FUTURES STRATEGY FUND

Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$608,106
Dividends from securities of unaffiliated issuers	134,625
Interest	58,325
Income from securities lending, net	10,686
Total investment income	811,742

Expenses:
Management fees	416,125
Transfer agent and administrative fees	109,542
Distribution and service fees:
A-Class	21,172
C-Class	49,816
P-Class	65,853
Portfolio accounting fees	43,817
Registration fees	64,706
Legal fees	53,343
Trustees’ fees*	9,132
Custodian fees	6,782
Tax expense	209
Interest expense	15
Miscellaneous	(34,154)
Total expenses	806,358
Less:
Expenses waived by Adviser	(27,171)
Net expenses	779,187
Net investment income	32,555

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(577)
Investments in affiliated issuers	316,030
Futures contracts	3,095,810
Foreign currency	725
Securities sold short	3
Net realized gain on investments and foreign currency	3,411,991
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	55,451
Investments in affiliated issuers	(189,444)
Futures contracts	(3,309,133)
Foreign currency	(2,484)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(3,445,610)
Net realized and unrealized loss on investments and foreign currency	(33,619)
Net decrease in net assets resulting from operations	$(1,064)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
MANAGED FUTURES STRATEGY FUND

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$32,555	$(205,432)
Net realized gain (loss) on investments and foreign currency	3,411,991	(27,908,873)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(3,445,610)	(575,770)
Net decrease in net assets resulting from operations on investments and foreign currency	(1,064)	(28,690,075)

Distributions to shareholders from:
Net investment income
A-Class	—	(835,216)
C-Class	—	(642,841)
P-Class	—	(4,344,074)
Institutional Class	—	(320,377)
Total distributions to shareholders	—	(6,142,508)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,092,506	11,456,330
C-Class	52,936	640,671
P-Class	7,626,753	35,495,477
Institutional Class	5,137,844	2,088,056
Distributions reinvested
A-Class	—	793,205
C-Class	—	623,208
P-Class	—	4,259,964
Institutional Class	—	320,377
Cost of shares redeemed
A-Class	(10,650,288)	(12,534,971)
C-Class	(2,448,213)	(7,812,593)
P-Class	(63,230,673)	(101,986,446)
Institutional Class	(1,941,593)	(3,737,316)
Net decrease from capital share transactions	(64,360,728)	(70,394,038)
Net decrease in net assets	(64,361,792)	(105,226,621)

Net assets:
Beginning of period	117,988,421	223,215,042
End of period	$53,626,629	$117,988,421
Accumulated net investment loss at end of period	$(13,352,892)	$(13,385,447)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (concluded)
MANAGED FUTURES STRATEGY FUND

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Capital share activity:
Shares sold
A-Class	57,293	576,626
C-Class	2,487	31,071
P-Class	403,886	1,641,302
Institutional Class	266,950	96,780
Shares issued from reinvestment of distributions
A-Class	—	42,720
C-Class	—	36,360
P-Class	—	229,476
Institutional Class	—	16,860
Shares redeemed
A-Class	(560,980)	(603,653)
C-Class	(140,409)	(398,335)
P-Class	(3,350,607)	(4,824,503)
Institutional Class	(100,828)	(174,306)
Net decrease in shares	(3,422,208)	(3,329,602)

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS
MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended June 30, 2017 [a]	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Per Share Data
Net asset value, beginning of period	$18.71	$23.21	$24.12	$22.15	$21.23	$23.95
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	— [c]	(.14)	.02	(.19)	(.39)
Net gain (loss) on investments (realized and unrealized)	(.22)	(3.53)	(.15)	2.23	1.11	(2.33)
Total from investment operations	(.21)	(3.53)	(.29)	2.25	.92	(2.72)
Less distributions from:
Net investment income	—	(.97)	(.62)	(.28)	—	—
Total distributions	—	(.97)	(.62)	(.28)	—	—
Net asset value, end of period	$18.50	$18.71	$23.21	$24.12	$22.15	$21.23

Total Return[d]	(1.18%)	(15.18%)	(1.06%)	10.06%	4.33%	(11.32%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,158	$22,734	$27,828	$27,514	$76,900	$145,950
Ratios to average net assets:
Net investment income (loss)	0.10%	(0.02%)	(0.57%)	0.07%	(0.89%)	(1.71%)
Total expenses[e]	1.79%	1.84%	1.77%	1.74%	1.74%	1.96%
Net expenses[f]	1.72%	1.76%	1.69%	1.68%	1.67%	1.89%
Portfolio turnover rate	12%	16%	24%	83%	102%	172%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended June 30, 2017 [a]	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Per Share Data
Net asset value, beginning of period	$17.26	$21.65	$22.71	$21.04	$20.31	$23.09
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.16)	(.30)	(.15)	(.33)	(.53)
Net gain (loss) on investments (realized and unrealized)	(.20)	(3.26)	(.14)	2.10	1.06	(2.25)
Total from investment operations	(.26)	(3.42)	(.44)	1.95	.73	(2.78)
Less distributions from:
Net investment income	—	(.97)	(.62)	(.28)	—	—
Total distributions	—	(.97)	(.62)	(.28)	—	—
Net asset value, end of period	$17.00	$17.26	$21.65	$22.71	$21.04	$20.31

Total Return[d]	(1.51%)	(15.81%)	(1.84%)	9.22%	3.59%	(12.04%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,732	$11,245	$21,272	$24,066	$29,637	$49,378
Ratios to average net assets:
Net investment income (loss)	(0.69%)	(0.81%)	(1.32%)	(0.72%)	(1.63%)	(2.45%)
Total expenses[e]	2.53%	2.61%	2.52%	2.50%	2.48%	2.70%
Net expenses[f]	2.47%	2.54%	2.44%	2.43%	2.42%	2.64%
Portfolio turnover rate	12%	16%	24%	83%	102%	172%

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended June 30, 2017 [a]	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Per Share Data
Net asset value, beginning of period	$18.71	$23.20	$24.11	$22.15	$21.23	$23.95
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.01)	(.14)	— [c]	(.20)	(.38)
Net gain (loss) on investments (realized and unrealized)	(.16)	(3.51)	(.15)	2.24	1.12	(2.34)
Total from investment operations	(.17)	(3.52)	(.29)	2.24	.92	(2.72)
Less distributions from:
Net investment income	—	(.97)	(.62)	(.28)	—	—
Total distributions	—	(.97)	(.62)	(.28)	—	—
Net asset value, end of period	$18.54	$18.71	$23.20	$24.11	$22.15	$21.23

Total Return[d]	(0.96%)	(15.18%)	(1.06%)	10.06%	4.33%	(11.32%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,516	$77,859	$165,086	$180,872	$191,400	$501,109
Ratios to average net assets:
Net investment income (loss)	(0.11%)	(0.07%)	(0.57%)	0.01%	(0.94%)	(1.70%)
Total expenses[e]	1.77%	1.87%	1.77%	1.75%	1.75%	1.95%
Net expenses[f]	1.71%	1.79%	1.69%	1.68%	1.68%	1.89%
Portfolio turnover rate	12%	16%	24%	83%	102%	172%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended June 30, 2017 [a]	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Per Share Data
Net asset value, beginning of period	$19.07	$23.56	$24.41	$22.36	$21.38	$24.06
Income (loss) from investment operations:
Net investment income (loss)[b]	.21	.04	(.08)	.05	(.19)	(.33)
Net gain (loss) on investments (realized and unrealized)	(.41)	(3.56)	(.15)	2.28	1.17	(2.35)
Total from investment operations	(.20)	(3.52)	(.23)	2.33	.98	(2.68)
Less distributions from:
Net investment income	—	(.97)	(.62)	(.28)	—	—
Total distributions	—	(.97)	(.62)	(.28)	—	—
Net asset value, end of period	$18.87	$19.07	$23.56	$24.41	$22.36	$21.38

Total Return[d]	(1.10%)	(14.95%)	(0.80%)	10.28%	4.63%	(11.14%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,220	$6,151	$9,029	$11,007	$2,464	$45,700
Ratios to average net assets:
Net investment income (loss)	2.17%	0.20%	(0.32%)	0.21%	(0.86%)	(1.45%)
Total expenses[e]	1.59%	1.61%	1.52%	1.50%	1.52%	1.70%
Net expenses[f]	1.52%	1.54%	1.44%	1.44%	1.45%	1.64%
Portfolio turnover rate	12%	16%	24%	83%	102%	172%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At June 30, 2017, the Trust consisted of forty-nine funds (the “Funds”).

This report covers the Managed Futures Strategy Fund (the “Fund”), a non-diversified investment company. Only A-Class, C-Class, P-Class and Institutional Class shares had been issued by the Fund.

Security Investors, LLC which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Consolidation of Subsidiary

The consolidated financial statements of the Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

A summary of the Fund’s investment in its Subsidiary is as follows:

Fund	Commencement Date of Subsidiary	Subsidiary Net Assets at June 30, 2017	% of Net Assets of the Fund at June 30, 2017
Managed Futures Strategy Fund	05/01/08	$6,031,949	11.2%

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) are valued at the last quoted sales price.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

E. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis.

F. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

G. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

H. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.06% at June 30, 2017.

I. Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Consolidated Notes to Financial Statements.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Fund may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Consolidated Statement of Assets and Liabilities; securities held as collateral are noted on the Consolidated Schedule of Investments.

The following table represents the Fund’s use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Managed Futures Strategy Fund	Hedge, Leverage, Liquidity, Speculation	$232,034,441	$136,728,146

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of June 30, 2017:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate/Currency/Commodity contracts	—	Variation margin

The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at June 30, 2017:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Futures Currency Contracts*	Futures Interest Rate Contracts*	Futures Commodity Contracts*	Total Value at June 30, 2017
Managed Futures Strategy Fund	$70,677	$317,918	$219,737	$211,393	$819,725

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Futures Currency Contracts*	Futures Interest Rate Contracts*	Futures Commodity Contracts*	Total Value at June 30, 2017
Managed Futures Strategy Fund	$381,849	$95,884	$387,420	$347,075	$1,212,228

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Consolidated Schedules of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the period ended June 30, 2017:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate/Currency/Commodity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Consolidated Statement of Operations categorized by primary risk exposure for the period ended June 30, 2017:

Realized Gain (Loss) on Derivative Investments Recognized on the Consolidated Statement of Operations
Fund	Futures Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Futures Commodity Contracts	Total
Managed Futures Strategy Fund	$6,351,053	$(790,817)	$(166,318)	$(2,298,108)	$3,095,810

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Consolidated Statement of Operations
Fund	Futures Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Futures Commodity Contracts	Total
Managed Futures Strategy Fund	$(1,086,867)	$(293,303)	$(1,797,897)	$(131,066)	$(3,309,133)

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of the Fund.

GI has contractually agreed to waive the management fee it receives from the Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Fund’s Board of Trustees for such termination. For the period ended June 30, 2017, Managed Future Strategy Fund waived $21,788 related to investments in the Subsidiary.

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Fund will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Providers out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund’s C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

If a Fund invests in an affiliated fund, the investing Fund’s adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2017, the Fund waived $5,383 related to investments in affiliated funds.

For the period ended June 30, 2017, GFD retained sales charges of $103,978 relating to sales of A-Class shares of the Trust.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Certain trustees and officers of the Trust are also officers of GI and GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. For providing the aforementioned services, MUIS is entitled to receive a monthly fee equal to an annual percentage of the Funds’ average daily net assets subject to certain minimum monthly fees and out of pocket expenses.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2017, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc. 0.99% Due 07/03/17	$66,081,561	$66,087,012	U.S. Treasury Strips 0.00% 11/15/42	$140,899,200	$67,403,238
RBC Capital Markets LLC 1.01% Due 07/03/17	60,583,669	60,588,768	U.S. TIP Notes 0.13% 04/15/20	58,993,200	61,795,377
Bank of America Merrill Lynch 1.08% Due 07/03/17	44,188,662	44,192,639	U.S. Treasury Bond 3.00% 05/15/47	43,303,110	45,072,474

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to off set in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event. In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the

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Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Consolidated Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Fund does not off set derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

7. Portfolio Securities Loaned

During the period ended June 30, 2017, the Fund lent its securities to approved brokers to earn additional income. Security lending income shown on the Consolidated Statement of Operations is net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. As of June 30, 2017, the Fund had ceased participation in securities lending.

8. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The Fund intends to invest up to 25% of its assets in the Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code.

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The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

At June 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
Managed Futures Strategy Fund	$61,182,772	$—	$(9,598,470)	$(9,598,470)

9. Securities Transactions

For the period ended June 30, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Managed Futures Strategy Fund	$6,544,311	$79,300,000

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2017, the Fund did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

10. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds,

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trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gugg65857-ncsr.htm.

Transactions during the period ended June 30, 2017, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuer	Value 12/31/16	Additions	Reductions	Value 06/30/17	Shares 06/30/17	Investment Income	Realized Gain
Managed Futures Strategy Fund
Guggenheim Ultra Short Duration ETF	$5,433,008	$—	$—	$5,452,520	108,400	$31,024	$—
Guggenheim Strategy Fund I	26,828,893	5,362,388	(31,200,000)	8,884,521	354,389	139,411	215,505
Guggenheim Strategy Fund II	26,527,725	922,502	(25,900,000)	9,447,897	377,765	175,169	78,311
Guggenheim Strategy Fund III	27,274,077	259,422	(22,200,000)	15,242,254	609,446	262,502	22,214
	$86,063,703	$6,544,312	$(79,300,000)	$39,027,192		$608,106	$316,030

10. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 11, 2018. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.92% for the period ended June 30, 2017. The Fund did not have any borrowings outstanding under this agreement at June 30, 2017.

The average daily balance borrowed for the period ended June 30, 2017, was as follows:

Fund	Average Daily Balance
Managed Futures Strategy Fund	$1,657

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

11. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it

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intends to permit an interlocutory appeal of the dismissal order, but will wait to do so until it has resolved outstanding motions to dismiss filed by other defendants. Accordingly, the timing of the appeal is uncertain.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. The Supreme Court has not yet granted or denied the petition for certiorari.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”). Its funds may also be putative members of the proposed defendant classes in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adv. Pro. No. 12-1570 (Bankr. S.D.N.Y.) (“Reichman”).

Similar to the claims made in the Tribune matter, the Weisfelner complaints seek to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008. The Creditor Trust Action and Reichman allege claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and intentional fraudulent transfer. The Litigation Trust Action alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

On April 7, 2014, the plaintiff filed a Third Amended Complaint in the Creditor Trust Action, a Second Amended Complaint in the Litigation Trust Action, and an Amended Complaint in Reichman.

On May 8, 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Bankruptcy Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff appealed the dismissal to the U.S. District Court for the Southern District of New York.

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment. On May 30, 2017, the shareholder defendants filed a motion to remand the proceedings in the Creditor Trust and Reichman Actions to the Bankruptcy Court, for consideration of the collateral estoppel ground for dismissal raised by the Bankruptcy Court’s ruling in the Blavatnik Action. The District Court has not yet ruled on the motion to remand

On July 27, 2016, the District Court reversed the Bankruptcy Court and reinstated the federal law intentional fraudulent transfer claim in the Litigation Trust Action and remanded to the Bankruptcy Court for further proceedings. The District Court found that the fraudulent intent that mattered was that of Lyondell’s CEO, not its board, because the CEO’s intent could be imputed to Lyondell under Delaware law agency principles. The District Court did note, however, that plaintiff faces a high standard for proving “actual intent” to harm creditors, and that it remains to be seen whether plaintiff will be able to make this showing. On August 11, 2016, the shareholder defendants filed a motion for reconsideration and/or to certify an interlocutory appeal of the District Court’s opinion. On October 5, 2016, the District Court denied the motion for reconsideration and/or to certify an interlocutory appeal. In light of this ruling, the federal intentional fraudulent conveyance claim will move forward before the Bankruptcy Court, but a schedule for that case has not yet been set. On April 21, 2017, the Bankruptcy Court issued an Opinion and Order After Trial in a related Lyondell litigation (the “Blavatnik Action”) rejecting

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claims for intentional fraudulent transfer and constructive fraudulent transfer in connection with the 2007 LBO. Based on this related ruling in the Blavatnik Action, the shareholder defendants filed a motion to dismiss the Litigation Trust Action on the grounds of collateral estoppel on May 30, 2017. The Bankruptcy Court has not yet ruled on this new motion to dismiss.

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC’s website at https://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

The Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), attended an in-person meeting held on May 25, 2017, called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Advisor”) applicable to the Managed Futures Strategy Fund, a series of the Trust (the “Fund”). The Board unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period based on the Board’s review of qualitative and quantitative information provided by the Advisor. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 26, 2017 (together, with the May 25 meeting,

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OTHER INFORMATION (Unaudited)(continued)

the “Meetings”). The Board considered the materials provided by the Advisor and the review conducted at the April 26 meeting to be an integral part of the Trustees’ deliberations and their process in considering the renewal of the Investment Advisory Agreement.

Prior to reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees regarding the Board’s fiduciary responsibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements and participated in question and answer sessions with representatives of the Advisor. The Independent Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Fund. At the Meetings, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Fund’s fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). The Independent Trustees carefully evaluated this information, met in executive session outside the presence of fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s substantial commitment to the recruitment and retention of high quality personnel; (c) a comparison of the Fund’s advisory fees to the advisory fees charged to comparable funds or accounts, giving special attention to the existence of economies of scale and the absence of breakpoints in these fees and the Advisor’s rationale for not providing for breakpoints at this point in time; (d) the Fund’s overall fees and operating expenses compared with those of similar funds; (e) the level of the Advisor’s profitability from its Fund-related operations; (f) the Advisor’s compliance processes and systems; (g) the Advisor’s compliance policies and procedures; (h) the Advisor’s reputation, expertise and resources in the financial markets; (i) Fund performance compared with that of similar funds and/or appropriate benchmarks; (j) other benefits to the Advisor and/or its affiliates from their relationship to the Fund; and (k) the Advisor’s maintenance of operational resources necessary to manage the Fund in a professional manner consistent with the best interests of the Fund and its shareholders. In its deliberations, the Trustees did not identify any particular factor or factors that was controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees for the Fund are reasonable in light of, and not so disproportionately large as to bear no reasonable relationship to, the services that it provides to such Fund; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

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OTHER INFORMATION (Unaudited)(continued)

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies (including the extent to which the Fund uses derivatives), Fund risk management process, brokerage practices, and the adequacy of its compliance systems and processes, proxy voting policies and practices, and cybersecurity programs. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Fund in the past, and whether these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the approval of the Investment Advisory Agreement would enable shareholders of the Fund to receive high quality services at a cost that was appropriate and reasonable.

Fund Expenses and Performance of the Fund and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of the Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare reports to help the Board compare the Fund’s fees, expenses, and total return performance with those of a peer group and peer universe of funds selected by FUSE. In the reports, the Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry investment focus) determined by FUSE to comprise the Fund’s applicable peer group. The Board considered the Advisor’s representation that it found the peer group compiled by FUSE to be appropriate, but also acknowledged the existence of certain differences between the Fund and its peer funds (e.g., specific differences in principal investment strategies) that should be reviewed in context. The statistical information related to the performance of the Fund included three-month and one-, three-, and five-year performance for the Fund compared to that of its peers. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Fund are reasonable in relation to the nature and quality of the services provided by the Advisor.

Costs of Services Provided to the Fund and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Fund to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. The Board analyzed the Fund’s expenses, including the investment advisory fees paid to the Advisor, and reviewed the FUSE reports. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Fund by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin, including the expense allocation

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OTHER INFORMATION (Unaudited)(concluded)

methodology used in the Advisor’s profitability analysis. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Fund is not excessive in view of the nature and quality of the services provided by the Advisor.

Economies of Scale. The Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Fund’s asset levels. In light of the relatively small size of the Fund, the Board concluded that the Fund has not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board noted that it intends to continue to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be received by the Advisor and its affiliates as a result of their relationship with the Fund, including any intangible benefits to the Advisor. In particular, the Board considered the nature, extent, quality, and cost of certain distribution and shareholder services performed by the Advisor’s affiliate, Guggenheim Funds Distributors, LLC, under the distribution agreement and the Distribution and Shareholder Services Plan pursuant to Rule 12b-1 of the 1940 Act. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliate’s commitment to the Fund, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	President, Chief Executive Officer and Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	233

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Angela Brock-Kyle***** (1959)	Trustee, Member of the Audit Committee; Member of the Compliance and Risk Oversight Committee; and Member of the Governance Committee from August 2016 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	133	Infinity Property & Casualty Corporation (2014-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - continued
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	133	Epiphany Funds (3) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	133	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - concluded
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Chairman and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.
Sandra G. Sponem***** (1958)	Trustee, Member of the Audit Committee, Member of the Investment and Performance Committee, and Member of the Nominating Committee from November 2016 to present.	Current: Retired Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-2017).	133	None.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Michael P. Byrum (1970)	Vice President (1999-present)

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Joanna M. Catalucci (1966)	AML Officer (2016-present)

Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer (2016-present)

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - continued
Keith D. Kemp (1960)	Assistant Treasurer (2016-present)

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investment Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Glenn McWhinnie (1969)	Assistant Treasurer (2016-present)	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer (2016-present)

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present)

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
*****	Mses. Brock-Kyle and Sponem commenced serving as independent Trustees effective August 18, 2016.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

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Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

 (b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)   A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, Vice President

Date	September 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, Vice President

Date	September 8, 2017

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	September 8, 2017

*	Print the name and title of each signing officer under his or her signature.